COLI VUL-2 Series Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of COLI VUL-2 Series Account of Empower Annuity Insurance Company of America and Policy Owners of COLI VUL-2 Series Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise COLI VUL-2 Series Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 16, 2026

1

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Alger Small Cap Growth Portfolio, Class I-2

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth Fund, Class 2

American Funds IS Growth-Income Fund, Class 2

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I. Fund, Class I

BNY Mellon Stock Index Fund, Inc., Initial Shares

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Small Cap Value Fund, Class 1

Davis Equity Portfolio

Davis Financial Portfolio

Dimensional VIT Inflation-Protected Securities Portfolio, Institutional

DWS Core Equity VIP, Class A

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower Global Bond Fund, Investor Class

Empower Inflation-Protected Securities Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Large Cap Value Fund, Investor II Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Lifetime 2060 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

2

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II, Primary Shares

Federated Hermes Kaufmann Fund II, Primary Shares

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Growth Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Goldman Sachs VIT Mid Cap Value Fund, Institutional Class

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Real Estate Fund, Series I

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Main Street Small Cap Fund, Series I

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Enterprise Portfolio, Institutional Shares

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Institutional Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

Lord Abbett Series Fund Developing Growth Portfolio, Class VC

Lord Abbett Series Fund Total Return Portfolio, Class VC

LVIP American Century Capital Appreciation Fund, Standard Class II

LVIP American Century Inflation Protection Fund, Service Class

LVIP American Century International Fund, Standard Class II

LVIP American Century Mid Cap Value Fund, Standard Class II

LVIP American Century Ultra Fund, Standard Class II

LVIP American Century Value Fund, Standard Class II

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP JPMorgan U.S. Equity Fund, Standard Class

MFS VIT Growth Series, Initial Class

MFS VIT II International Growth Portfolio, Initial Class

MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class

MFS VIT III Global Real Estate Portfolio, Initial Class

MFS VIT III Mid Cap Value Portfolio, Initial Class

MFS VIT Mid Cap Growth Series, Initial Class

3

MFS VIT Research Series, Initial Class

MFS VIT Total Return Bond Series, Initial Class

MFS VIT Value Series, Initial Class

Neuberger Berman AMT Mid Cap Growth Portfolio, Class I

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I

Neuberger Berman AMT Quality Equity Portfolio, Class I

Nomura VIP International Core Equity Series, Standard Class

Nomura VIP Small Cap Value Series, Service Class

PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Income Portfolio, Institutional Class

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Putnam VT Focused International Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT High Yield Fund, Class IA

Putnam VT Income Fund, Class IB

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Growth Fund, Class IA

Putnam VT Large Cap Value Fund, Class IA

Putnam VT Research Fund, Class IA

Putnam VT Small Cap Value Fund, Class IA

Putnam VT Sustainable Future Fund, Class IA

Royce Capital Fund Small-Cap Portfolio, Service Class

T. Rowe Price Blue Chip Growth Portfolio, Class II

VanEck VIP Emerging Markets Fund, Initial Class

VanEck VIP Global Resources Fund, Initial Class

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Total Bond Market Index Portfolio

The statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (date of merger).

Delaware VIP International Series, Standard Class

The statement of changes in net assets for the period from January 1, 2024 to October 25, 2024 (date of merger).

Empower Ariel Mid Cap Value Fund, Investor Class

The statement of changes in net assets for the period from January 1, 2024 to June 14, 2024 (date of liquidation).

Empower Government Money Market Fund, Investor Class

4

Statement of operations for the period from January 1, 2025 to August 28, 2025 (date of liquidation) and the statements of changes in net assets for the period from January 1, 2025 to August 28, 2025 (date of liquidation) and the year ended December 31, 2024.

Victory RS Small Cap Growth Equity VIP Series, Class I

Statement of changes in net assets for the year ended December 31, 2024.

Invesco V.I. Main Street Mid Cap Fund, Series I

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from January 19, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP International Index Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from April 26, 2024 (date trading commenced) to December 31, 2024.

Vanguard VIF Real Estate Index Portfolio

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from April 30, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Government Money Market Portfolio, Service Class 2

Goldman Sachs VIT Government Money Market Fund, Service Class

The statement of changes in net assets for the period from August 9, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from June 27, 2025 (date trading commenced) to December 31, 2025.

American Funds IS Washington Mutual Investors Fund, Class 2

5

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth- Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2

ASSETS:
Investments at fair value (1)	$567,842	$30,611	$3,273,336	$436	$1,048,311	$1,886,117	$25,967
Receivable from the Policies	-	-	-	-	-	73	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	567,842	30,611	3,273,336	436	1,048,311	1,886,190	25,967

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	-	-	-	73	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	73	-

NET ASSETS	$567,842	$30,611	$3,273,336	$436	$1,048,311	$1,886,117	$25,967

Fair value per share (NAV)	$18.64	$19.04	$138.80	$66.28	$22.22	$32.03	$17.79
Shares outstanding in the Separate Account	30,464	1,608	23,583	7	47,179	58,886	1,460

(1) Investments in mutual fund shares, at cost	$616,844	$27,630	$2,269,644	$352	$829,211	$1,708,199	$24,278

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

6

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1

ASSETS:
Investments at fair value (1)	$25	$1,324,764	$262,131	$38,545,848	$123,241	$533,191	$184,236
Receivable from the Policies	-	-	-	677	-	275	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	1,571	-	-	-	-
Total assets	25	1,324,764	263,702	38,546,525	123,241	533,466	184,236

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	-	677	-	275	-
Payable to the Company	-	-	-	115	-	-	-
Total liabilities	-	-	-	792	-	275	-

NET ASSETS	$25	$1,324,764	$263,702	$38,545,733	$123,241	$533,191	$184,236

Fair value per share (NAV)	$14.86	$17.64	$7.04	$87.15	$23.80	$28.20	$12.65
Shares outstanding in the Separate Account	2	75,100	37,234	442,293	5,178	18,907	14,564

(1) Investments in mutual fund shares, at cost	$21	$1,225,853	$249,411	$29,831,605	$124,831	$533,594	$168,695

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

7

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Davis Equity Portfolio	Davis Financial Portfolio	Dimensional VIT Inflation- Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A

ASSETS:
Investments at fair value (1)	$241,593	$460,838	$101,715	$29	$167,855	$9,714,576	$1,980,389
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	-	132	-	-	1,223	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	241,593	460,838	101,847	29	167,855	9,715,799	1,980,389

LIABILITIES:
Payable to the Policies	-	-	132	-	-	1,223	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	132	-	-	1,223	-

NET ASSETS	$241,593	$460,838	$101,715	$29	$167,855	$9,714,576	$1,980,389

Fair value per share (NAV)	$6.27	$17.76	$9.27	$14.05	$5.74	$15.02	$14.09
Shares outstanding in the Separate Account	38,532	25,948	10,972	2	29,243	646,776	140,553

(1) Investments in mutual fund shares, at cost	$275,065	$365,629	$105,513	$23	$158,665	$9,494,954	$1,796,025

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

8

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class

ASSETS:
Investments at fair value (1)	$670,984	$492,447	$4,119,731	$7,226,750	$735,485	$21	$1,045,537
Receivable from the Policies	-	213	-	-	-	-	-
Receivable from the fund manager	-	-	4,078	51	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	670,984	492,660	4,123,809	7,226,801	735,485	21	1,045,537

LIABILITIES:
Payable to the Policies	-	-	4,078	51	-	-	-
Payable to the fund manager	-	213	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	213	4,078	51	-	-	-

NET ASSETS	$670,984	$492,447	$4,119,731	$7,226,750	$735,485	$21	$1,045,537

Fair value per share (NAV)	$8.37	$6.04	$13.02	$7.76	$9.90	$11.91	$6.97
Shares outstanding in the Separate Account	80,165	81,531	316,416	931,282	74,291	2	150,005

(1) Investments in mutual fund shares, at cost	$687,297	$462,184	$4,049,787	$7,280,682	$737,038	$14	$1,089,464

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

9

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class

ASSETS:
Investments at fair value (1)	$19	$6,057,657	$5,784,281	$1,241,014	$6,192,058	$741,865	$725,335
Receivable from the Policies	-	-	-	-	-	3,009	-
Receivable from the fund manager	-	1,979	2	1,851	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	19	6,059,636	5,784,283	1,242,865	6,192,058	744,874	725,335

LIABILITIES:
Payable to the Policies	-	1,979	2	1,851	-	-	-
Payable to the fund manager	-	-	-	-	-	3,009	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	1,979	2	1,851	-	3,009	-

NET ASSETS	$19	$6,057,657	$5,784,281	$1,241,014	$6,192,058	$741,865	$725,335

Fair value per share (NAV)	$9.18	$15.76	$15.87	$10.42	$13.17	$13.76	$10.84
Shares outstanding in the Separate Account	2	384,369	364,479	119,099	470,164	53,915	66,913

(1) Investments in mutual fund shares, at cost	$20	$4,934,522	$4,628,717	$1,272,325	$5,915,210	$729,691	$725,196

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

10

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class

ASSETS:
Investments at fair value (1)	$7,791,229	$9,431,233	$4,557,659	$1,147,394	$1,249,304	$235,203	$617,245
Receivable from the Policies	-	5,717	6,296	2,149	10,439	1,063	3,210
Receivable from the fund manager	58	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	7,791,287	9,436,950	4,563,955	1,149,543	1,259,743	236,266	620,455

LIABILITIES:
Payable to the Policies	58	-	-	-	-	-	-
Payable to the fund manager	-	5,717	6,296	2,149	10,439	1,063	3,210
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	58	5,717	6,296	2,149	10,439	1,063	3,210

NET ASSETS	$7,791,229	$9,431,233	$4,557,659	$1,147,394	$1,249,304	$235,203	$617,245

Fair value per share (NAV)	$14.69	$11.35	$15.11	$11.71	$15.76	$12.52	$20.88
Shares outstanding in the Separate Account	530,376	830,946	301,632	97,984	79,271	18,786	29,562

(1) Investments in mutual fund shares, at cost	$7,230,520	$8,872,334	$4,299,064	$1,016,810	$1,093,937	$206,627	$552,771

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

11

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class

ASSETS:
Investments at fair value (1)	$6,588	$839,367	$231,008	$188,715	$62,814	$130,257	$752,297
Receivable from the Policies	-	-	7	-	33	-	344
Receivable from the fund manager	-	-	-	56	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	6,588	839,367	231,015	188,771	62,847	130,257	752,641

LIABILITIES:
Payable to the Policies	-	-	-	56	-	-	-
Payable to the fund manager	-	-	7	-	33	-	344
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	7	56	33	-	344

NET ASSETS	$6,588	$839,367	$231,008	$188,715	$62,814	$130,257	$752,297

Fair value per share (NAV)	$11.81	$14.07	$6.56	$7.46	$8.38	$13.54	$12.22
Shares outstanding in the Separate Account	558	59,657	35,215	25,297	7,496	9,620	61,563

(1) Investments in mutual fund shares, at cost	$6,750	$841,114	$229,189	$182,348	$61,855	$125,461	$713,383

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

12

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class

ASSETS:
Investments at fair value (1)	$12,083,183	$942,512	$3,373,425	$21	$1,307,534	$2,483,260	$3,640,826
Receivable from the Policies	1,310	-	-	-	37	243	-
Receivable from the fund manager	-	2,436	266	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	12,084,493	944,948	3,373,691	21	1,307,571	2,483,503	3,640,826

LIABILITIES:
Payable to the Policies	-	2,436	266	-	-	-	-
Payable to the fund manager	1,310	-	-	-	37	243	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1,310	2,436	266	-	37	243	-

NET ASSETS	$12,083,183	$942,512	$3,373,425	$21	$1,307,534	$2,483,260	$3,640,826

Fair value per share (NAV)	$21.07	$12.91	$10.49	$10.91	$39.82	$38.14	$11.12
Shares outstanding in the Separate Account	573,478	73,006	321,585	2	32,836	65,109	327,412

(1) Investments in mutual fund shares, at cost	$11,366,777	$960,852	$3,341,285	$20	$976,666	$2,346,032	$3,646,957

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

13

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II, Primary Shares	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class

ASSETS:
Investments at fair value (1)	$21	$54,597	$201,564	$1,011,991	$28,354,608	$48,208	$9,242,184
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	-	-	-	15,232	-	2,015
Receivable from dividends	-	-	-	-	-	-	-
Total assets	21	54,597	201,564	1,011,991	28,369,840	48,208	9,244,199

LIABILITIES:
Payable to the Policies	-	-	-	-	15,232	-	2,015
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	15,232	-	2,015

NET ASSETS	$21	$54,597	$201,564	$1,011,991	$28,354,608	$48,208	$9,242,184

Fair value per share (NAV)	$5.78	$19.50	$56.86	$15.85	$1.00	$92.88	$660.13
Shares outstanding in the Separate Account	4	2,800	3,545	63,848	28,354,610	519	14,001

(1) Investments in mutual fund shares, at cost	$19	$46,990	$197,396	$684,269	$28,354,610	$47,508	$7,557,176

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

14

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I

ASSETS:
Investments at fair value (1)	$127,556	$223,740	$97,317	$728,860	$15,404	$20,889	$3,432,348
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	-	-	2,825	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	127,556	223,740	97,317	731,685	15,404	20,889	3,432,348

LIABILITIES:
Payable to the Policies	-	-	-	2,825	-	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	2,825	-	-	-

NET ASSETS	$127,556	$223,740	$97,317	$728,860	$15,404	$20,889	$3,432,348

Fair value per share (NAV)	$13.96	$10.97	$35.17	$1.00	$16.29	$36.03	$36.11
Shares outstanding in the Separate Account	9,137	20,396	2,767	728,860	946	580	95,053

(1) Investments in mutual fund shares, at cost	$121,055	$248,833	$104,861	$728,860	$14,274	$17,006	$3,360,647

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

15

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares

ASSETS:
Investments at fair value (1)	$1,492,157	$27,935	$936,374	$3,115,599	$611,814	$1,790,798	$1,789,403
Receivable from the Policies	-	-	-	-	320	-	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,492,157	27,935	936,374	3,115,599	612,134	1,790,798	1,789,403

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	-	-	320	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	320	-	-

NET ASSETS	$1,492,157	$27,935	$936,374	$3,115,599	$611,814	$1,790,798	$1,789,403

Fair value per share (NAV)	$14.16	$29.89	$28.54	$55.86	$83.58	$9.93	$59.42
Shares outstanding in the Separate Account	105,378	935	32,809	55,775	7,320	180,342	30,114

(1) Investments in mutual fund shares, at cost	$1,529,897	$26,116	$911,386	$2,792,072	$571,130	$1,798,461	$1,600,984

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

16

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio, Class VC	Lord Abbett Series Fund Total Return Portfolio, Class VC	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Inflation Protection Fund, Service Class

ASSETS:
Investments at fair value (1)	$216,272	$2,017,117	$102,236	$36,896	$331,261	$328	$2,358,251
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	-	-	-	2,184	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	216,272	2,017,117	102,236	36,896	333,445	328	2,358,251

LIABILITIES:
Payable to the Policies	-	-	-	-	2,184	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	2,184	-	-

NET ASSETS	$216,272	$2,017,117	$102,236	$36,896	$331,261	$328	$2,358,251

Fair value per share (NAV)	$79.67	$23.94	$55.82	$33.43	$14.20	$15.16	$9.04
Shares outstanding in the Separate Account	2,714	84,257	1,832	1,104	23,328	22	260,984

(1) Investments in mutual fund shares, at cost	$197,860	$1,342,922	$58,318	$21,805	$344,001	$376	$2,601,538

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

17

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS VIT Growth Series, Initial Class

ASSETS:
Investments at fair value (1)	$55,911	$403,647	$30	$1,054,889	$22	$29	$29
Receivable from the Policies	-	391	-	-	-	-	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	55,911	404,038	30	1,054,889	22	29	29

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	391	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	391	-	-	-	-	-

NET ASSETS	$55,911	$403,647	$30	$1,054,889	$22	$29	$29

Fair value per share (NAV)	$12.25	$19.35	$31.50	$12.92	$21.95	$49.37	$67.85
Shares outstanding in the Separate Account	4,566	20,861	1	81,654	1	1	0	*

(1) Investments in mutual fund shares, at cost	$37,200	$412,917	$20	$1,027,723	$20	$21	$24

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

18

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	MFS VIT III Global Real Estate Portfolio, Initial Class	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Mid Cap Growth Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Bond Series, Initial Class

ASSETS:
Investments at fair value (1)	$1,926,267	$21	$300,413	$146,848	$233,837	$26	$3,005,811
Receivable from the Policies	-	-	-	-	184	-	33
Receivable from the fund manager	206	-	-	816	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,926,473	21	300,413	147,664	234,021	26	3,005,844

LIABILITIES:
Payable to the Policies	206	-	-	816	-	-	-
Payable to the fund manager	-	-	-	-	184	-	33
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	206	-	-	816	184	-	33

NET ASSETS	$1,926,267	$21	$300,413	$146,848	$233,837	$26	$3,005,811

Fair value per share (NAV)	$17.94	$9.77	$12.69	$10.11	$7.98	$30.49	$11.78
Shares outstanding in the Separate Account	107,373	2	23,673	14,525	29,303	1	255,162

(1) Investments in mutual fund shares, at cost	$1,562,127	$2,300	$297,594	$149,033	$252,911	$25	$3,285,650

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

19

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Value Series, Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I		Neuberger Berman AMT Quality Equity Portfolio, Class I	Nomura VIP International Core Equity Series, Standard Class	Nomura VIP Small Cap Value Series, Service Class	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class

ASSETS:
Investments at fair value (1)	$2,131,613	$13,755	$1		$276,963	$118,712	$492,823	$96,709
Receivable from the Policies	-	-	-		-	-	49	-
Receivable from the fund manager	-	-	-		-	-	-	-
Receivable from dividends	-	-	-		-	-	-	-
Total assets	2,131,613	13,755	1		276,963	118,712	492,872	96,709

LIABILITIES:
Payable to the Policies	-	-	-		-	-	-	-
Payable to the fund manager	-	-	-		-	-	49	-
Payable to the Company	-	-	-		-	-	-	-
Total liabilities	-	-	-		-	-	49	-

NET ASSETS	$2,131,613	$13,755	$1		$276,963	$118,712	$492,823	$96,709

Fair value per share (NAV)	$22.26	$28.99	$16.41		$42.76	$19.35	$39.87	$6.29
Shares outstanding in the Separate Account	95,760	474	0	*	6,477	6,135	12,361	15,375

(1) Investments in mutual fund shares, at cost	$2,061,092	$13,838	$1		$252,432	$107,643	$449,235	$104,715

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

20

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Income Portfolio, Institutional Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Focused International Equity Fund, Class IA

ASSETS:
Investments at fair value (1)	$804,231	$2,127,990	$15,608	$3,265,074	$877,369	$7,233,525	$28
Receivable from the Policies	-	-	-	-	56	-	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	804,231	2,127,990	15,608	3,265,074	877,425	7,233,525	28

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	-	-	56	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	56	-	-

NET ASSETS	$804,231	$2,127,990	$15,608	$3,265,074	$877,369	$7,233,525	$28

Fair value per share (NAV)	$9.96	$7.41	$10.35	$9.78	$12.01	$9.45	$19.44
Shares outstanding in the Separate Account	80,746	287,178	1,508	333,852	73,053	765,452	1

(1) Investments in mutual fund shares, at cost	$776,168	$2,067,668	$15,099	$3,250,989	$897,866	$7,588,886	$21

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

21

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA

ASSETS:
Investments at fair value (1)	$25	$21,758	$106,323	$1,543,109	$636,789	$3,049,962	$31
Receivable from the Policies	-	-	-	-	598	-	-
Receivable from the fund manager	-	-	-	565	-	2,030	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	25	21,758	106,323	1,543,674	637,387	3,051,992	31

LIABILITIES:
Payable to the Policies	-	-	-	565	-	2,030	-
Payable to the fund manager	-	-	-	-	598	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	565	598	2,030	-

NET ASSETS	$25	$21,758	$106,323	$1,543,109	$636,789	$3,049,962	$31

Fair value per share (NAV)	$19.47	$5.81	$8.19	$16.12	$18.50	$36.33	$47.73
Shares outstanding in the Separate Account	1	3,745	12,982	95,726	34,421	83,952	1

(1) Investments in mutual fund shares, at cost	$21	$21,303	$106,384	$1,150,971	$469,941	$2,655,311	$18

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

22

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Small Cap Value Fund, Class IA	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small-Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Initial Class	Vanguard VIF Global Bond Index Portfolio

ASSETS:
Investments at fair value (1)	$1,319	$167,957	$88,899	$4,535,501	$55,691	$1,906,389	$331,826
Receivable from the Policies	-	-	-	1,346	-	-	-
Receivable from the fund manager	-	-	-	-	-	-	71
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,319	167,957	88,899	4,536,847	55,691	1,906,389	331,897

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	71
Payable to the fund manager	-	-	-	1,346	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	1,346	-	-	71

NET ASSETS	$1,319	$167,957	$88,899	$4,535,501	$55,691	$1,906,389	$331,826

Fair value per share (NAV)	$11.10	$14.97	$9.20	$60.72	$11.83	$33.51	$18.83
Shares outstanding in the Separate Account	119	11,220	9,663	74,695	4,708	56,890	17,622

(1) Investments in mutual fund shares, at cost	$1,209	$172,375	$83,348	$3,967,423	$56,359	$1,484,855	$319,979

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

23

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio

ASSETS:
Investments at fair value (1)	$4,128	$2,530,923
Receivable from the Policies	-	-
Receivable from the fund manager	-	-
Receivable from dividends	-	-
Total assets	4,128	2,530,923

LIABILITIES:
Payable to the Policies	-	-
Payable to the fund manager	-	-
Payable to the Company	-	-
Total liabilities	-	-

NET ASSETS	$4,128	$2,530,923

Fair value per share (NAV)	$11.57	$10.80
Shares outstanding in the Separate Account	357	234,345

(1) Investments in mutual fund shares, at cost	$3,860	$2,429,205

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

24

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth- Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2

INVESTMENT INCOME:
Dividend income	$-	$102	$4,682	$4	$13,626	$19,531	$274

TOTAL INVESTMENT INCOME	-	102	4,682	4	13,626	19,531	274

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(37,458)	9,701	208,109	6	(165,927)	30,432	7
Capital gain distributions	6,605	2,225	239,245	68	-	70,243	-

Net realized gain (loss) on investments	(30,853)	11,926	447,354	74	(165,927)	100,675	7

Change in net unrealized appreciation (depreciation) on investments	74,589	877	110,425	(9)	406,224	306,801	1,689

Net realized and unrealized gain (loss) on investments	43,736	12,803	557,779	65	240,297	407,476	1,696

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,736	$12,905	$562,461	$69	$253,923	$427,007	$1,970

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

25

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1

INVESTMENT INCOME:
Dividend income	$1	$46,427	$25,466	$368,131	$345	$-	$1,972

TOTAL INVESTMENT INCOME	1	46,427	25,466	368,131	345	-	1,972

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	(149,847)	(19,384)	733,019	1,050	31,353	272
Capital gain distributions	1	107,693	609	2,025,538	8,066	40,924	27,261

Net realized gain (loss) on investments	1	(42,154)	(18,775)	2,758,557	9,116	72,277	27,533

Change in net unrealized appreciation (depreciation) on investments	2	308,000	23,798	2,702,392	(4,039)	(20,398)	(5,496)

Net realized and unrealized gain (loss) on investments	3	265,846	5,023	5,460,949	5,077	51,879	22,037

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4	$312,273	$30,489	$5,829,080	$5,422	$51,879	$24,009

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

26

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Davis Equity Portfolio	Davis Financial Portfolio	Dimensional VIT Inflation- Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A

INVESTMENT INCOME:
Dividend income	$2,288	$6,774	$3,969	$-	$39,344	$127,708	$18,321

TOTAL INVESTMENT INCOME	2,288	6,774	3,969	-	39,344	127,708	18,321

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,171)	344	4,057	-	15,000	(173,364)	4,377
Capital gain distributions	34,640	39,710	-	3	-	545,385	206,957

Net realized gain (loss) on investments	33,469	40,054	4,057	3	15,000	372,021	211,334

Change in net unrealized appreciation (depreciation) on investments	16,249	56,121	(1,491)	1	(8,316)	590,114	96,782

Net realized and unrealized gain (loss) on investments	49,718	96,175	2,566	4	6,684	962,135	308,116

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,006	$102,949	$6,535	$4	$46,028	$1,089,843	$326,437

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

27

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Eaton Vance VT Floating- Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$66,364	$8,810	$111,094	$186,146	$20,509	$-	$30,169

TOTAL INVESTMENT INCOME	66,364	8,810	111,094	186,146	20,509	-	30,169

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(58,530)	18,957	19,694	13,798	678	-	(6,616)
Capital gain distributions	-	32,538	-	53,994	-	-	-

Net realized gain (loss) on investments	(58,530)	51,495	19,694	67,792	678	-	(6,616)

Change in net unrealized appreciation (depreciation) on investments	25,735	22,689	93,027	210,928	(72)	5	45,204

Net realized and unrealized gain (loss) on investments	(32,795)	74,184	112,721	278,720	606	5	38,588

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,569	$82,994	$223,815	$464,866	$21,115	$5	$68,757

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

28

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$1	$131,666	$86,237	$-	$47,702	$18,370	$18,953

TOTAL INVESTMENT INCOME	1	131,666	86,237	-	47,702	18,370	18,953

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	216,820	103,991	25,460	238,397	(981)	(522)
Capital gain distributions	-	66,133	248,573	144,621	266,665	7,167	12,107

Net realized gain (loss) on investments	-	282,953	352,564	170,081	505,062	6,186	11,585

Change in net unrealized appreciation (depreciation) on investments	1	1,079,904	1,361,652	(30,176)	216,344	39,984	37,289

Net realized and unrealized gain (loss) on investments	1	1,362,857	1,714,216	139,905	721,406	46,170	48,874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2	$1,494,523	$1,800,453	$139,905	$769,108	$64,540	$67,827

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

29

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$178,029	$232,168	$86,571	$24,481	$20,447	$4,584	$6,015

TOTAL INVESTMENT INCOME	178,029	232,168	86,571	24,481	20,447	4,584	6,015

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	46,401	(56,060)	(5,341)	3,417	21,114	24,441	25,772
Capital gain distributions	148,265	169,011	91,637	25,485	36,166	9,862	11,118

Net realized gain (loss) on investments	194,666	112,951	86,296	28,902	57,280	34,303	36,890

Change in net unrealized appreciation (depreciation) on investments	486,263	733,939	326,198	89,602	104,777	9,332	42,546

Net realized and unrealized gain (loss) on investments	680,929	846,890	412,494	118,504	162,057	43,635	79,436

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$858,958	$1,079,058	$499,065	$142,985	$182,504	$48,219	$85,451

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

30

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$123	$41,721	$5,103	$3,840	$1,434	$4,163	$12,451

TOTAL INVESTMENT INCOME	123	41,721	5,103	3,840	1,434	4,163	12,451

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	124	1,335	4,605	2,235	(253)	(458)	(65,368)
Capital gain distributions	146	14,083	11,324	10,732	1,796	-	3,858

Net realized gain (loss) on investments	270	15,418	15,929	12,967	1,543	(458)	(61,510)

Change in net unrealized appreciation (depreciation) on investments	(198)	23,222	7,076	20,037	3,151	10,071	66,581

Net realized and unrealized gain (loss) on investments	72	38,640	23,005	33,004	4,694	9,613	5,071

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$195	$80,361	$28,108	$36,844	$6,128	$13,776	$17,522

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

31

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$170,004	$20,631	$101,132	$-	$-	$-	$95,624

TOTAL INVESTMENT INCOME	170,004	20,631	101,132	-	-	-	95,624

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	329,430	34,227	31,777	(1)	52,807	126,973	25,001
Capital gain distributions	591,233	46,972	-	1	6,271	41,066	-

Net realized gain (loss) on investments	920,663	81,199	31,777	-	59,078	168,039	25,001

Change in net unrealized appreciation (depreciation) on investments	(301,348)	(58,397)	57,707	1	(3,576)	(71,767)	113,706

Net realized and unrealized gain (loss) on investments	619,315	22,802	89,484	1	55,502	96,272	138,707

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$789,319	$43,433	$190,616	$1	$55,502	$96,272	$234,331

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

32

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II, Primary Shares	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class

INVESTMENT INCOME:
Dividend income	$1	$-	$-	$13,052	$1,055,646	$23	$109,562

TOTAL INVESTMENT INCOME	1	-	-	13,052	1,055,646	23	109,562

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	13,397	397,660	(117,225)	-	256	1,979,949
Capital gain distributions	-	16,844	95,428	7,144	-	6,181	60,588

Net realized gain (loss) on investments	-	30,241	493,088	(110,081)	-	6,437	2,040,537

Change in net unrealized appreciation (depreciation) on investments	-	(14,052)	(449,041)	501,422	-	126	(573,997)

Net realized and unrealized gain (loss) on investments	-	16,189	44,047	391,341	-	6,563	1,466,540

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1	$16,189	$44,047	$404,393	$1,055,646	$6,586	$1,576,102

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

33

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I

INVESTMENT INCOME:
Dividend income	$2,946	$7,486	$227	$27,414	$177	$129	$47,838

TOTAL INVESTMENT INCOME	2,946	7,486	227	27,414	177	129	47,838

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	31,110	(1,100)	(3,994)	-	652	168	(1,026)
Capital gain distributions	-	-	11,569	-	1,607	1,490	212,326

Net realized gain (loss) on investments	31,110	(1,100)	7,575	-	2,259	1,658	211,300

Change in net unrealized appreciation (depreciation) on investments	4,057	7,825	4,601	-	(989)	1,338	236,610

Net realized and unrealized gain (loss) on investments	35,167	6,725	12,176	-	1,270	2,996	447,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,113	$14,211	$12,403	$27,414	$1,447	$3,125	$495,748

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

34

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares

INVESTMENT INCOME:
Dividend income	$28,511	$-	$4,439	$71,507	$1,249	$96,915	$2,152

TOTAL INVESTMENT INCOME	28,511	-	4,439	71,507	1,249	96,915	2,152

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,438)	(994)	44,585	457,433	14,114	(33,016)	382,566
Capital gain distributions	-	1,094	99,635	132,839	47,337	-	355,192

Net realized gain (loss) on investments	(3,438)	100	144,220	590,272	61,451	(33,016)	737,758

Change in net unrealized appreciation (depreciation) on investments	73,165	4,528	(65,757)	(156,916)	(15,179)	72,171	(335,494)

Net realized and unrealized gain (loss) on investments	69,727	4,628	78,463	433,356	46,272	39,155	402,264

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,238	$4,628	$82,902	$504,863	$47,521	$136,070	$404,416

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

35

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio, Class VC	Lord Abbett Series Fund Total Return Portfolio, Class VC	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Inflation Protection Fund, Service Class

INVESTMENT INCOME:
Dividend income	$2,506	$-	$1,324	$63	$15,495	$-	$171,201

TOTAL INVESTMENT INCOME	2,506	-	1,324	63	15,495	-	171,201

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	64,784	451,374	502	2,979	1,034	65,672	(75,073)
Capital gain distributions	48,718	205,099	-	-	-	54	-

Net realized gain (loss) on investments	113,502	656,473	502	2,979	1,034	65,726	(75,073)

Change in net unrealized appreciation (depreciation) on investments	(35,064)	(196,727)	21,237	1,683	(9,005)	(77,233)	52,720

Net realized and unrealized gain (loss) on investments	78,438	459,746	21,739	4,662	(7,971)	(11,507)	(22,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,944	$459,746	$23,063	$4,725	$7,524	$(11,507)	$148,848

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

36

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS VIT Growth Series, Initial Class

INVESTMENT INCOME:
Dividend income	$656	$7,600	$-	$16,264	$-	$-	$-

TOTAL INVESTMENT INCOME	656	7,600	-	16,264	-	-	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(346)	(96,225)	1	20,050	-	-	-
Capital gain distributions	-	32,045	2	81,035	2	1	5

Net realized gain (loss) on investments	(346)	(64,180)	3	101,085	2	1	5

Change in net unrealized appreciation (depreciation) on investments	7,615	75,726	-	38,537	1	3	(2)

Net realized and unrealized gain (loss) on investments	7,269	11,546	3	139,622	3	4	3

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,925	$19,146	$3	$155,886	$3	$4	$3

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

37

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	MFS VIT III Global Real Estate Portfolio, Initial Class	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Mid Cap Growth Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Bond Series, Initial Class

INVESTMENT INCOME:
Dividend income	$17,285	$-	$7,245	$3,820	$-	$-	$130,736

TOTAL INVESTMENT INCOME	17,285	-	7,245	3,820	-	-	130,736

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	54,262	-	(32,210)	(18,503)	21,869	-	(10,568)
Capital gain distributions	102,825	2	-	33,247	43,631	6	-

Net realized gain (loss) on investments	157,087	2	(32,210)	14,744	65,500	6	(10,568)

Change in net unrealized appreciation (depreciation) on investments	228,633	(1)	39,563	2,168	(46,967)	(3)	83,941

Net realized and unrealized gain (loss) on investments	385,720	1	7,353	16,912	18,533	3	73,373

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$403,005	$1	$14,598	$20,732	$18,533	$3	$204,109

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

38

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Value Series, Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Neuberger Berman AMT Quality Equity Portfolio, Class I	Nomura VIP International Core Equity Series, Standard Class	Nomura VIP Small Cap Value Series, Service Class	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class
INVESTMENT INCOME:
Dividend income	$33,903	$-	$-	$-	$5,396	$5,089	$2,593

TOTAL INVESTMENT INCOME	33,903	-	-	-	5,396	5,089	2,593

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	36,862	434	-	51,467	40,877	6,060	(222)
Capital gain distributions	157,717	1,675	-	15,895	19,852	33,626	-

Net realized gain (loss) on investments	194,579	2,109	-	67,362	60,729	39,686	(222)

Change in net unrealized appreciation (depreciation) on investments	56,846	(1,250)	-	(25,335)	15,037	(3,367)	12,990

Net realized and unrealized gain (loss) on investments	251,425	859	-	42,027	75,766	36,319	12,768

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$285,328	$859	$-	$42,027	$81,162	$41,408	$15,361

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

39

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Income Portfolio, Institutional Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Focused International Equity Fund, Class IA

INVESTMENT INCOME:
Dividend income	$51,348	$138,175	$1,056	$132,705	$30,569	$308,517	$1

TOTAL INVESTMENT INCOME	51,348	138,175	1,056	132,705	30,569	308,517	1

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(220,322)	(44,916)	586	(26,156)	(55,641)	(553,726)	-
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	(220,322)	(44,916)	586	(26,156)	(55,641)	(553,726)	-

Change in net unrealized appreciation (depreciation) on investments	313,753	94,339	288	74,472	95,585	877,090	7

Net realized and unrealized gain (loss) on investments	93,431	49,423	874	48,316	39,944	323,364	7

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$144,779	$187,598	$1,930	$181,021	$70,513	$631,881	$8

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

40

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA

INVESTMENT INCOME:
Dividend income	$1	$3,656	$4,748	$18,232	$-	$44,837	$-

TOTAL INVESTMENT INCOME	1	3,656	4,748	18,232	-	44,837	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	1,238	(4,465)	59,947	36,271	139,472	1
Capital gain distributions	3	-	-	11,178	47,830	187,429	2

Net realized gain (loss) on investments	3	1,238	(4,465)	71,125	84,101	326,901	3

Change in net unrealized appreciation (depreciation) on investments	-	(1,164)	5,206	299,228	(2,726)	135,760	2

Net realized and unrealized gain (loss) on investments	3	74	741	370,353	81,375	462,661	5

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4	$3,730	$5,489	$388,585	$81,375	$507,498	$5

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

41

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Small Cap Value Fund, Class IA	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small-Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Initial Class	Vanguard VIF Global Bond Index Portfolio

INVESTMENT INCOME:
Dividend income	$20	$883	$1,511	$-	$360	$43,892	$19,370

TOTAL INVESTMENT INCOME	20	883	1,511	-	360	43,892	19,370

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	33	14,010	109	1,157,150	(214)	115,869	(61,770)
Capital gain distributions	196	35,932	6,038	399,398	-	-	1,181

Net realized gain (loss) on investments	229	49,942	6,147	1,556,548	(214)	115,869	(60,589)

Change in net unrealized appreciation (depreciation) on investments	(141)	(34,488)	(544)	(704,396)	12,765	385,315	67,756

Net realized and unrealized gain (loss) on investments	88	15,454	5,603	852,152	12,551	501,184	7,167

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108	$16,337	$7,114	$852,152	$12,911	$545,076	$26,537

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

42

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I

INVESTMENT INCOME:
Dividend income	$2,439	$86,451	$310

TOTAL INVESTMENT INCOME	2,439	86,451	310

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5,952)	1,144	6,602
Capital gain distributions	1,562	-	-

Net realized gain (loss) on investments	(4,390)	1,144	6,602

Change in net unrealized appreciation (depreciation) on investments	4,812	77,857	(2,569)

Net realized and unrealized gain (loss) on investments	422	79,001	4,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,861	$165,452	$4,343

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

43

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth- Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$102	$4,682	$4	$13,626	$19,531	$274
Net realized gain (loss) on investments	(30,853)	11,926	447,354	74	(165,927)	100,675	7
Change in net unrealized appreciation (depreciation) on investments	74,589	877	110,425	(9)	406,224	306,801	1,689

Net increase (decrease) in net assets resulting from operations	43,736	12,905	562,461	69	253,923	427,007	1,970

POLICY TRANSACTIONS:
Policy owners' net payments	-	3,133	-	-	2,795	11	-
Policy maintenance charges	(5,843)	(1,318)	(40,866)	(26)	(19,094)	(18,379)	(127)
Policy owners' benefits	-	(86,019)	(1,211,985)	-	(727,133)	(13,731)	-
Net transfers (to) from the Company and/or Subaccounts	52,168	(150,497)	167,252	-	55,815	(76,038)	24,124

Increase (decrease) in net assets resulting from Policy transactions	46,325	(234,701)	(1,085,599)	(26)	(687,617)	(108,137)	23,997

Total increase (decrease) in net assets	90,061	(221,796)	(523,138)	43	(433,694)	318,870	25,967

NET ASSETS:
Beginning of period	477,781	252,407	3,796,474	393	1,482,005	1,567,247	-

End of period	$567,842	$30,611	$3,273,336	$436	$1,048,311	$1,886,117	$25,967

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

44

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1	$46,427	$25,466	$368,131	$345	$-	$1,972
Net realized gain (loss) on investments	1	(42,154)	(18,775)	2,758,557	9,116	72,277	27,533
Change in net unrealized appreciation (depreciation) on investments	2	308,000	23,798	2,702,392	(4,039)	(20,398)	(5,496)

Net increase (decrease) in net assets resulting from operations	4	312,273	30,489	5,829,080	5,422	51,879	24,009

POLICY TRANSACTIONS:
Policy owners' net payments	-	5,590	1,118	349,691	199	7,532	-
Policy maintenance charges	(1)	(33,290)	(6,674)	(380,141)	(1,275)	(7,813)	(1,944)
Policy owners' benefits	-	(1,524,715)	(307,217)	(162,101)	(5,537)	(222,924)	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(48,952)	(9,400)	(1,624,366)	(125)	(12,234)	1,269

Increase (decrease) in net assets resulting from Policy transactions	(2)	(1,601,367)	(322,173)	(1,816,917)	(6,738)	(235,439)	(675)

Total increase (decrease) in net assets	2	(1,289,094)	(291,684)	4,012,163	(1,316)	(183,560)	23,334

NET ASSETS:
Beginning of period	23	2,613,858	555,386	34,533,570	124,557	716,751	160,902

End of period	$25	$1,324,764	$263,702	$38,545,733	$123,241	$533,191	$184,236

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

45

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Davis Equity Portfolio	Davis Financial Portfolio	Dimensional VIT Inflation- Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$2,288	$6,774	$3,969	$-	$39,344	$127,708	$18,321
Net realized gain (loss) on investments	33,469	40,054	4,057	3	15,000	372,021	211,334
Change in net unrealized appreciation (depreciation) on investments	16,249	56,121	(1,491)	1	(8,316)	590,114	96,782

Net increase (decrease) in net assets resulting from operations	52,006	102,949	6,535	4	46,028	1,089,843	326,437

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	14,780	17,071	-
Policy maintenance charges	(3,049)	(3,193)	(1,141)	(2)	(6,608)	(104,254)	(20,996)
Policy owners' benefits	-	-	(23,361)	-	(443,351)	(569,544)	-
Net transfers (to) from the Company and/or Subaccounts	(1)	11,616	51,751	-	1,789	(136,099)	3,978

Increase (decrease) in net assets resulting from Policy transactions	(3,050)	8,423	27,249	(2)	(433,390)	(792,826)	(17,018)

Total increase (decrease) in net assets	48,956	111,372	33,784	2	(387,362)	297,017	309,419

NET ASSETS:
Beginning of period	192,637	349,466	67,931	27	555,217	9,417,559	1,670,970

End of period	$241,593	$460,838	$101,715	$29	$167,855	$9,714,576	$1,980,389

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

46

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$66,364	$8,810	$111,094	$186,146	$20,509	$-	$30,169
Net realized gain (loss) on investments	(58,530)	51,495	19,694	67,792	678	-	(6,616)
Change in net unrealized appreciation (depreciation) on investments	25,735	22,689	93,027	210,928	(72)	5	45,204

Net increase (decrease) in net assets resulting from operations	33,569	82,994	223,815	464,866	21,115	5	68,757

POLICY TRANSACTIONS:
Policy owners' net payments	2,795	-	6,602	1,307,043	-	-	-
Policy maintenance charges	(16,799)	(7,545)	(37,584)	(53,480)	(2,608)	(1)	(11,123)
Policy owners' benefits	(783,190)	-	-	-	-	-	(12,763)
Net transfers (to) from the Company and/or Subaccounts	(24,535)	(109,493)	341,196	(235,430)	656,086	-	83,551

Increase (decrease) in net assets resulting from Policy transactions	(821,729)	(117,038)	310,214	1,018,133	653,478	(1)	59,665

Total increase (decrease) in net assets	(788,160)	(34,044)	534,029	1,482,999	674,593	4	128,422

NET ASSETS:
Beginning of period	1,459,144	526,491	3,585,702	5,743,751	60,892	17	917,115

End of period	$670,984	$492,447	$4,119,731	$7,226,750	$735,485	$21	$1,045,537

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

47

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1	$131,666	$86,237	$-	$47,702	$18,370	$18,953
Net realized gain (loss) on investments	-	282,953	352,564	170,081	505,062	6,186	11,585
Change in net unrealized appreciation (depreciation) on investments	1	1,079,904	1,361,652	(30,176)	216,344	39,984	37,289

Net increase (decrease) in net assets resulting from operations	2	1,494,523	1,800,453	139,905	769,108	64,540	67,827

POLICY TRANSACTIONS:
Policy owners' net payments	-	9,633	9,890	40,562	-	9,254	22,596
Policy maintenance charges	(1)	(63,591)	(63,014)	(9,848)	(54,478)	(9,963)	(13,856)
Policy owners' benefits	-	(810,799)	(44,377)	-	-	-	(1,000)
Net transfers (to) from the Company and/or Subaccounts	(1)	123,313	(1,142,813)	(76,471)	2,629,907	71,821	55,366

Increase (decrease) in net assets resulting from Policy transactions	(2)	(741,444)	(1,240,314)	(45,757)	2,575,429	71,112	63,106

Total increase (decrease) in net assets	-	753,079	560,139	94,148	3,344,537	135,652	130,933

NET ASSETS:
Beginning of period	19	5,304,578	5,224,142	1,146,866	2,847,521	606,213	594,402

End of period	$19	$6,057,657	$5,784,281	$1,241,014	$6,192,058	$741,865	$725,335

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

48

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$178,029	$232,168	$86,571	$24,481	$20,447	$4,584	$6,015
Net realized gain (loss) on investments	194,666	112,951	86,296	28,902	57,280	34,303	36,890
Change in net unrealized appreciation (depreciation) on investments	486,263	733,939	326,198	89,602	104,777	9,332	42,546

Net increase (decrease) in net assets resulting from operations	858,958	1,079,058	499,065	142,985	182,504	48,219	85,451

POLICY TRANSACTIONS:
Policy owners' net payments	18,989	245,230	67,968	7,520	36,552	3,735	8,810
Policy maintenance charges	(76,082)	(80,526)	(63,247)	(10,541)	(13,006)	(4,319)	(5,351)
Policy owners' benefits	(34,209)	(25,104)	(53,233)	(101,878)	(38,238)	(113,205)	(69,218)
Net transfers (to) from the Company and/or Subaccounts	(466,871)	454,498	948,761	119,934	(139,843)	7,084	100,190

Increase (decrease) in net assets resulting from Policy transactions	(558,173)	594,098	900,249	15,035	(154,535)	(106,705)	34,431

Total increase (decrease) in net assets	300,785	1,673,156	1,399,314	158,020	27,969	(58,486)	119,882

NET ASSETS:
Beginning of period	7,490,444	7,758,077	3,158,345	989,374	1,221,335	293,689	497,363

End of period	$7,791,229	$9,431,233	$4,557,659	$1,147,394	$1,249,304	$235,203	$617,245

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

49

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$123	$41,721	$5,103	$3,840	$1,434	$4,163	$12,451
Net realized gain (loss) on investments	270	15,418	15,929	12,967	1,543	(458)	(61,510)
Change in net unrealized appreciation (depreciation) on investments	(198)	23,222	7,076	20,037	3,151	10,071	66,581

Net increase (decrease) in net assets resulting from operations	195	80,361	28,108	36,844	6,128	13,776	17,522

POLICY TRANSACTIONS:
Policy owners' net payments	-	8,585	-	4,565	138	-	10,076
Policy maintenance charges	(30)	(10,567)	(3,567)	(3,586)	(717)	(2,836)	(16,535)
Policy owners' benefits	-	(259,665)	-	(132,566)	(7,244)	-	(655,958)
Net transfers (to) from the Company and/or Subaccounts	2,640	(4,692)	(99,397)	(12,950)	12,691	(335,585)	810

Increase (decrease) in net assets resulting from Policy transactions	2,610	(266,339)	(102,964)	(144,537)	4,868	(338,421)	(661,607)

Total increase (decrease) in net assets	2,805	(185,978)	(74,856)	(107,693)	10,996	(324,645)	(644,085)

NET ASSETS:
Beginning of period	3,783	1,025,345	305,864	296,408	51,818	454,902	1,396,382

End of period	$6,588	$839,367	$231,008	$188,715	$62,814	$130,257	$752,297

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

50

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$170,004	$20,631	$101,132	$-	$-	$-	$95,624
Net realized gain (loss) on investments	920,663	81,199	31,777	-	59,078	168,039	25,001
Change in net unrealized appreciation (depreciation) on investments	(301,348)	(58,397)	57,707	1	(3,576)	(71,767)	113,706

Net increase (decrease) in net assets resulting from operations	789,319	43,433	190,616	1	55,502	96,272	234,331

POLICY TRANSACTIONS:
Policy owners' net payments	46,148	19,152	-	-	1,085	14,835	-
Policy maintenance charges	(117,972)	(9,092)	(35,041)	(1)	(14,073)	(30,357)	(34,531)
Policy owners' benefits	(134,260)	(2,626)	-	-	(28,695)	(58,442)	-
Net transfers (to) from the Company and/or Subaccounts	(575,742)	(112,517)	(835,460)	-	92,586	(132,411)	(162,110)

Increase (decrease) in net assets resulting from Policy transactions	(781,826)	(105,083)	(870,501)	(1)	50,903	(206,375)	(196,641)

Total increase (decrease) in net assets	7,493	(61,650)	(679,885)	-	106,405	(110,103)	37,690

NET ASSETS:
Beginning of period	12,075,690	1,004,162	4,053,310	21	1,201,129	2,593,363	3,603,136

End of period	$12,083,183	$942,512	$3,373,425	$21	$1,307,534	$2,483,260	$3,640,826

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

51

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II, Primary Shares	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1	$-	$-	$13,052	$1,055,646	$23	$109,562
Net realized gain (loss) on investments	-	30,241	493,088	(110,081)	-	6,437	2,040,537
Change in net unrealized appreciation (depreciation) on investments	-	(14,052)	(449,041)	501,422	-	126	(573,997)

Net increase (decrease) in net assets resulting from operations	1	16,189	44,047	404,393	1,055,646	6,586	1,576,102

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	3,913	670,271	-	122,515
Policy maintenance charges	(1)	(1,557)	(13,227)	(23,955)	(427,371)	(1,734)	(135,691)
Policy owners' benefits	-	-	(1,664,717)	(1,045,015)	(2,964,380)	-	(3,873,183)
Net transfers (to) from the Company and/or Subaccounts	-	(125,821)	(393,196)	(33,456)	4,212,195	(840)	(1,849,537)

Increase (decrease) in net assets resulting from Policy transactions	(1)	(127,378)	(2,071,140)	(1,098,513)	1,490,715	(2,574)	(5,735,896)

Total increase (decrease) in net assets	-	(111,189)	(2,027,093)	(694,120)	2,546,361	4,012	(4,159,794)

NET ASSETS:
Beginning of period	21	165,786	2,228,657	1,706,111	25,808,247	44,196	13,401,978

End of period	$21	$54,597	$201,564	$1,011,991	$28,354,608	$48,208	$9,242,184

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

52

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$2,946	$7,486	$227	$27,414	$177	$129	$47,838
Net realized gain (loss) on investments	31,110	(1,100)	7,575	-	2,259	1,658	211,300
Change in net unrealized appreciation (depreciation) on investments	4,057	7,825	4,601	-	(989)	1,338	236,610

Net increase (decrease) in net assets resulting from operations	38,113	14,211	12,403	27,414	1,447	3,125	495,748

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	-	-	-
Policy maintenance charges	(1,689)	(3,047)	(1,194)	(5,554)	(206)	(286)	(38,741)
Policy owners' benefits	(36,711)	-	(15,345)	(335,283)	(3,887)	-	(73,356)
Net transfers (to) from the Company and/or Subaccounts	48,203	5,694	(3,529)	578,862	1	(871)	(32,699)

Increase (decrease) in net assets resulting from Policy transactions	9,803	2,647	(20,068)	238,025	(4,092)	(1,157)	(144,796)

Total increase (decrease) in net assets	47,916	16,858	(7,665)	265,439	(2,645)	1,968	350,952

NET ASSETS:
Beginning of period	79,640	206,882	104,982	463,421	18,049	18,921	3,081,396

End of period	$127,556	$223,740	$97,317	$728,860	$15,404	$20,889	$3,432,348

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

53

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$28,511	$-	$4,439	$71,507	$1,249	$96,915	$2,152
Net realized gain (loss) on investments	(3,438)	100	144,220	590,272	61,451	(33,016)	737,758
Change in net unrealized appreciation (depreciation) on investments	73,165	4,528	(65,757)	(156,916)	(15,179)	72,171	(335,494)

Net increase (decrease) in net assets resulting from operations	98,238	4,628	82,902	504,863	47,521	136,070	404,416

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	3,951	38,025	105	-	-
Policy maintenance charges	(15,095)	(774)	(14,703)	(45,287)	(8,276)	(29,327)	(28,604)
Policy owners' benefits	-	-	(105,115)	(1,355,590)	(15,040)	(247,119)	-
Net transfers (to) from the Company and/or Subaccounts	163,965	(68,083)	(78,632)	(165,037)	(2,706)	(124,044)	(1,380,303)

Increase (decrease) in net assets resulting from Policy transactions	148,870	(68,857)	(194,499)	(1,527,889)	(25,917)	(400,490)	(1,408,907)

Total increase (decrease) in net assets	247,108	(64,229)	(111,597)	(1,023,026)	21,604	(264,420)	(1,004,491)

NET ASSETS:
Beginning of period	1,245,049	92,164	1,047,971	4,138,625	590,210	2,055,218	2,793,894

End of period	$1,492,157	$27,935	$936,374	$3,115,599	$611,814	$1,790,798	$1,789,403

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

54

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio, Class VC	Lord Abbett Series Fund Total Return Portfolio, Class VC	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Inflation Protection Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$2,506	$-	$1,324	$63	$15,495	$-	$171,201
Net realized gain (loss) on investments	113,502	656,473	502	2,979	1,034	65,726	(75,073)
Change in net unrealized appreciation (depreciation) on investments	(35,064)	(196,727)	21,237	1,683	(9,005)	(77,233)	52,720

Net increase (decrease) in net assets resulting from operations	80,944	459,746	23,063	4,725	7,524	(11,507)	148,848

POLICY TRANSACTIONS:
Policy owners' net payments	-	8,918	-	-	418	-	-
Policy maintenance charges	(4,984)	(26,088)	(1,320)	(463)	(1,239)	(3,079)	(33,188)
Policy owners' benefits	-	(1,264,557)	-	(8,640)	-	(601,322)	(600,443)
Net transfers (to) from the Company and/or Subaccounts	(477,479)	(134,352)	5	-	261,929	(1)	-

Increase (decrease) in net assets resulting from Policy transactions	(482,463)	(1,416,079)	(1,315)	(9,103)	261,108	(604,402)	(633,631)

Total increase (decrease) in net assets	(401,519)	(956,333)	21,748	(4,378)	268,632	(615,909)	(484,783)

NET ASSETS:
Beginning of period	617,791	2,973,450	80,488	41,274	62,629	616,237	2,843,034

End of period	$216,272	$2,017,117	$102,236	$36,896	$331,261	$328	$2,358,251

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

55

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS VIT Growth Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$656	$7,600	$-	$16,264	$-	$-	$-
Net realized gain (loss) on investments	(346)	(64,180)	3	101,085	2	1	5
Change in net unrealized appreciation (depreciation) on investments	7,615	75,726	-	38,537	1	3	(2)

Net increase (decrease) in net assets resulting from operations	7,925	19,146	3	155,886	3	4	3

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	-	-	-
Policy maintenance charges	(767)	(9,830)	(2)	(11,588)	(1)	(2)	(2)
Policy owners' benefits	-	(1,105,396)	-	(30,723)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(2,488)	(7,417)	1	(78,803)	(2)	-	-

Increase (decrease) in net assets resulting from Policy transactions	(3,255)	(1,122,643)	(1)	(121,114)	(3)	(2)	(2)

Total increase (decrease) in net assets	4,670	(1,103,497)	2	34,772	-	2	1

NET ASSETS:
Beginning of period	51,241	1,507,144	28	1,020,117	22	27	28

End of period	$55,911	$403,647	$30	$1,054,889	$22	$29	$29

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

56

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	MFS VIT III Global Real Estate Portfolio, Initial Class	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Mid Cap Growth Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Bond Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$17,285	$-	$7,245	$3,820	$-	$-	$130,736
Net realized gain (loss) on investments	157,087	2	(32,210)	14,744	65,500	6	(10,568)
Change in net unrealized appreciation (depreciation) on investments	228,633	(1)	39,563	2,168	(46,967)	(3)	83,941

Net increase (decrease) in net assets resulting from operations	403,005	1	14,598	20,732	18,533	3	204,109

POLICY TRANSACTIONS:
Policy owners' net payments	2,795	-	2,482	10,433	1,598	-	7
Policy maintenance charges	(28,902)	(1)	(3,357)	(4,077)	(3,238)	(2)	(85,343)
Policy owners' benefits	(809,609)	-	(69,520)	(245,182)	(22,742)	-	(1,034)
Net transfers (to) from the Company and/or Subaccounts	58,543	(1)	15,904	(5,898)	(99,096)	-	325

Increase (decrease) in net assets resulting from Policy transactions	(777,173)	(2)	(54,491)	(244,724)	(123,478)	(2)	(86,045)

Total increase (decrease) in net assets	(374,168)	(1)	(39,893)	(223,992)	(104,945)	1	118,064

NET ASSETS:
Beginning of period	2,300,435	22	340,306	370,840	338,782	25	2,887,747

End of period	$1,926,267	$21	$300,413	$146,848	$233,837	$26	$3,005,811

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

57

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Value Series, Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Neuberger Berman AMT Quality Equity Portfolio, Class I	Nomura VIP International Core Equity Series, Standard Class	Nomura VIP Small Cap Value Series, Service Class	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$33,903	$-	$-	$-	$5,396	$5,089	$2,593
Net realized gain (loss) on investments	194,579	2,109	-	67,362	60,729	39,686	(222)
Change in net unrealized appreciation (depreciation) on investments	56,846	(1,250)	-	(25,335)	15,037	(3,367)	12,990

Net increase (decrease) in net assets resulting from operations	285,328	859	-	42,027	81,162	41,408	15,361

POLICY TRANSACTIONS:
Policy owners' net payments	58,407	-	-	-	11,385	1,981	-
Policy maintenance charges	(24,537)	(190)	-	(4,784)	(4,708)	(4,794)	(712)
Policy owners' benefits	(304,714)	-	-	-	(327,916)	(61,129)	-
Net transfers (to) from the Company and/or Subaccounts	18,790	623	-	(69,298)	13,149	(13,428)	(1)

Increase (decrease) in net assets resulting from Policy transactions	(252,054)	433	-	(74,082)	(308,090)	(77,370)	(713)

Total increase (decrease) in net assets	33,274	1,292	-	(32,055)	(226,928)	(35,962)	14,648

NET ASSETS:
Beginning of period	2,098,339	12,463	1	309,018	345,640	528,785	82,061

End of period	$2,131,613	$13,755	$1	$276,963	$118,712	$492,823	$96,709

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

58

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Income Portfolio, Institutional Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Focused International Equity Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$51,348	$138,175	$1,056	$132,705	$30,569	$308,517	$1
Net realized gain (loss) on investments	(220,322)	(44,916)	586	(26,156)	(55,641)	(553,726)	-
Change in net unrealized appreciation (depreciation) on investments	313,753	94,339	288	74,472	95,585	877,090	7

Net increase (decrease) in net assets resulting from operations	144,779	187,598	1,930	181,021	70,513	631,881	8

POLICY TRANSACTIONS:
Policy owners' net payments	3,913	69,572	-	1,118	1,134	11,653	-
Policy maintenance charges	(20,878)	(23,498)	(292)	(92,986)	(12,905)	(152,381)	(2)
Policy owners' benefits	(949,210)	(421,859)	-	(285,309)	(268,622)	(1,625,007)	-
Net transfers (to) from the Company and/or Subaccounts	(5,382)	498,974	(13,244)	(62,928)	38,569	151,010	-

Increase (decrease) in net assets resulting from Policy transactions	(971,557)	123,189	(13,536)	(440,105)	(241,824)	(1,614,725)	(2)

Total increase (decrease) in net assets	(826,778)	310,787	(11,606)	(259,084)	(171,311)	(982,844)	6

NET ASSETS:
Beginning of period	1,631,009	1,817,203	27,214	3,524,158	1,048,680	8,216,369	22

End of period	$804,231	$2,127,990	$15,608	$3,265,074	$877,369	$7,233,525	$28

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

59

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1	$3,656	$4,748	$18,232	$-	$44,837	$-
Net realized gain (loss) on investments	3	1,238	(4,465)	71,125	84,101	326,901	3
Change in net unrealized appreciation (depreciation) on investments	-	(1,164)	5,206	299,228	(2,726)	135,760	2

Net increase (decrease) in net assets resulting from operations	4	3,730	5,489	388,585	81,375	507,498	5

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	4,945	6,935	142	16,515	-
Policy maintenance charges	(2)	(403)	(1,055)	(13,592)	(6,470)	(25,602)	(2)
Policy owners' benefits	-	(1,243)	-	-	(20,243)	(68,448)	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(21,293)	(259,569)	33,004	53,739	87,095	-

Increase (decrease) in net assets resulting from Policy transactions	(3)	(22,939)	(255,679)	26,347	27,168	9,560	(2)

Total increase (decrease) in net assets	1	(19,209)	(250,190)	414,932	108,543	517,058	3

NET ASSETS:
Beginning of period	24	40,967	356,513	1,128,177	528,246	2,532,904	28

End of period	$25	$21,758	$106,323	$1,543,109	$636,789	$3,049,962	$31

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

60

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Small Cap Value Fund, Class IA	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small-Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Initial Class	Vanguard VIF Global Bond Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$20	$883	$1,511	$-	$360	$43,892	$19,370
Net realized gain (loss) on investments	229	49,942	6,147	1,556,548	(214)	115,869	(60,589)
Change in net unrealized appreciation (depreciation) on investments	(141)	(34,488)	(544)	(704,396)	12,765	385,315	67,756

Net increase (decrease) in net assets resulting from operations	108	16,337	7,114	852,152	12,911	545,076	26,537

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	29,155	-	-	1,677
Policy maintenance charges	(33)	(1,851)	(1,669)	(55,371)	(807)	(17,586)	(8,851)
Policy owners' benefits	(986)	-	-	(912,673)	-	-	(396,287)
Net transfers (to) from the Company and/or Subaccounts	1	(1,679)	1	(82,421)	-	(159,617)	(11,937)

Increase (decrease) in net assets resulting from Policy transactions	(1,018)	(3,530)	(1,668)	(1,021,310)	(807)	(177,203)	(415,398)

Total increase (decrease) in net assets	(910)	12,807	5,446	(169,158)	12,104	367,873	(388,861)

NET ASSETS:
Beginning of period	2,229	155,150	83,453	4,704,659	43,587	1,538,516	720,687

End of period	$1,319	$167,957	$88,899	$4,535,501	$55,691	$1,906,389	$331,826

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

61

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$2,439	$86,451	$310
Net realized gain (loss) on investments	(4,390)	1,144	6,602
Change in net unrealized appreciation (depreciation) on investments	4,812	77,857	(2,569)

Net increase (decrease) in net assets resulting from operations	2,861	165,452	4,343

POLICY TRANSACTIONS:
Policy owners' net payments	-	1,677	-
Policy maintenance charges	(788)	(27,411)	(469)
Policy owners' benefits	-	(392,300)	-
Net transfers (to) from the Company and/or Subaccounts	(87,731)	436,226	(25,070)

Increase (decrease) in net assets resulting from Policy transactions	(88,519)	18,192	(25,539)

Total increase (decrease) in net assets	(85,658)	183,644	(21,196)

NET ASSETS:
Beginning of period	89,786	2,347,279	21,196

End of period	$4,128	$2,530,923	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

62

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,871	$2,549	$13,396	$4	$19,379	$22,613	$1
Net realized gain (loss) on investments	(52,319)	8,782	443,220	22	(167,068)	28,237	1
Change in net unrealized appreciation (depreciation) on investments	89,175	(5,294)	644,916	53	191,314	48,004	1

Net increase (decrease) in net assets resulting from operations	38,727	6,037	1,101,532	79	43,625	98,854	3

POLICY TRANSACTIONS:
Policy owners' net payments	-	67,969	-	-	92,193	7,467	-
Policy maintenance charges	(5,228)	(2,832)	(47,599)	(23)	(26,818)	(17,388)	(1)
Policy owners' benefits	-	-	(432,147)	-	(333,411)	(62,832)	-
Net transfers (to) from the Company and/or Subaccounts	2,888	76,748	(333,502)	-	(84,725)	(493)	(1)

Increase (decrease) in net assets resulting from Policy transactions	(2,340)	141,885	(813,248)	(23)	(352,761)	(73,246)	(2)

Total increase (decrease) in net assets	36,387	147,922	288,284	56	(309,136)	25,608	1

NET ASSETS:
Beginning of period	441,394	104,485	3,508,190	337	1,791,141	1,541,639	22

End of period	$477,781	$252,407	$3,796,474	$393	$1,482,005	$1,567,247	$23

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

63

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1	Davis Equity Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$35,043	$36,845	$391,078	$737	$-	$1,159	$2,092
Net realized gain (loss) on investments	47,415	(12,797)	4,166,764	2,860	52,921	7,396	38,269
Change in net unrealized appreciation (depreciation) on investments	129,107	17,574	2,832,060	8,000	(21,802)	4,520	(10,557)

Net increase (decrease) in net assets resulting from operations	211,565	41,622	7,389,902	11,597	31,119	13,075	29,804

POLICY TRANSACTIONS:
Policy owners' net payments	184,386	36,877	523,422	15,121	84,626	-	-
Policy maintenance charges	(44,299)	(9,100)	(368,618)	(1,165)	(8,343)	(1,893)	(2,823)
Policy owners' benefits	(495,784)	(105,553)	(569,038)	-	(45,417)	-	-
Net transfers (to) from the Company and/or Subaccounts	(65)	152	(3,706,582)	681	76,713	1,835	1

Increase (decrease) in net assets resulting from Policy transactions	(355,762)	(77,624)	(4,120,816)	14,637	107,579	(58)	(2,822)

Total increase (decrease) in net assets	(144,197)	(36,002)	3,269,086	26,234	138,698	13,017	26,982

NET ASSETS:
Beginning of period	2,758,055	591,388	31,264,484	98,323	578,053	147,885	165,655

End of period	$2,613,858	$555,386	$34,533,570	$124,557	$716,751	$160,902	$192,637

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

64

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Davis Financial Portfolio	Delaware VIP International Series, Standard Class	Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$6,199	$7,160	$1,939	$-	$36,304	$111,387	$18,756
Net realized gain (loss) on investments	56,087	424	2,392	1	(14,412)	111,432	83,456
Change in net unrealized appreciation (depreciation) on investments	63,863	(1,837)	(1,797)	3	24,468	796,603	(10,112)

Net increase (decrease) in net assets resulting from operations	126,149	5,747	2,534	4	46,360	1,019,422	92,100

POLICY TRANSACTIONS:
Policy owners' net payments	-	71,066	-	-	146,491	131,360	-
Policy maintenance charges	(4,339)	(1,645)	(1,093)	(2)	(8,105)	(113,491)	(18,505)
Policy owners' benefits	-	-	-	-	(167,810)	(191,403)	-
Net transfers (to) from the Company and/or Subaccounts	(174,795)	(344,962)	12,534	1	169,665	(667,912)	69,911

Increase (decrease) in net assets resulting from Policy transactions	(179,134)	(275,541)	11,441	(1)	140,241	(841,446)	51,406

Total increase (decrease) in net assets	(52,985)	(269,794)	13,975	3	186,601	177,976	143,506

NET ASSETS:
Beginning of period	402,451	269,794	53,956	24	368,616	9,239,583	1,527,464

End of period	$349,466	$-	$67,931	$27	$555,217	$9,417,559	$1,670,970

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

65

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$110,125	$16,191	$2,442	$84,797	$177,100	$1,904	$-
Net realized gain (loss) on investments	(15,900)	(14,252)	10,770	(195,457)	15,815	(1,307)	-
Change in net unrealized appreciation (depreciation) on investments	9,298	52,496	1,556	127,760	(267,504)	(111)	(414)

Net increase (decrease) in net assets resulting from operations	103,523	54,435	14,768	17,100	(74,589)	486	(414)

POLICY TRANSACTIONS:
Policy owners' net payments	92,193	-	-	44,466	1,313,680	-	-
Policy maintenance charges	(23,483)	(7,182)	(2,174)	(40,064)	(5,693)	(594)	(1)
Policy owners' benefits	(280,362)	(10,853)	-	-	(15,876)	(141)	-
Net transfers (to) from the Company and/or Subaccounts	(8)	64,039	(207,931)	(526,217)	4,048,974	(33,281)	416

Increase (decrease) in net assets resulting from Policy transactions	(211,660)	46,004	(210,105)	(521,815)	5,341,085	(34,016)	415

Total increase (decrease) in net assets	(108,137)	100,439	(195,337)	(504,715)	5,266,496	(33,530)	1

NET ASSETS:
Beginning of period	1,567,281	426,052	195,337	4,090,417	477,255	94,422	16

End of period	$1,459,144	$526,491	$-	$3,585,702	$5,743,751	$60,892	$17

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

66

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$24,021	$648,221	$1	$109,025	$83,987	$-	$24,806
Net realized gain (loss) on investments	(36,834)	-	-	34,832	199,944	327,207	686,493
Change in net unrealized appreciation (depreciation) on investments	6,160	-	-	3,137	(47,009)	(103,201)	(191,384)

Net increase (decrease) in net assets resulting from operations	(6,653)	648,221	1	146,994	236,922	224,006	519,915

POLICY TRANSACTIONS:
Policy owners' net payments	11,438	561,824	-	113,548	29,515	188,527	-
Policy maintenance charges	(11,508)	(196,319)	(1)	(65,312)	(54,858)	(8,239)	(37,499)
Policy owners' benefits	(102,906)	(178,565)	-	(264,694)	(30,000)	-	-
Net transfers (to) from the Company and/or Subaccounts	54,671	(32,581,038)	-	(28,830)	632,378	(60,989)	(331,888)

Increase (decrease) in net assets resulting from Policy transactions	(48,305)	(32,394,098)	(1)	(245,288)	577,035	119,299	(369,387)

Total increase (decrease) in net assets	(54,958)	(31,745,877)	-	(98,294)	813,957	343,305	150,528

NET ASSETS:
Beginning of period	972,073	31,745,877	19	5,402,872	4,410,185	803,561	2,696,993

End of period	$917,115	$-	$19	$5,304,578	$5,224,142	$1,146,866	$2,847,521

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

67

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$15,837	$16,841	$179,383	$214,235	$66,456	$25,275	$23,051
Net realized gain (loss) on investments	8,111	(4,085)	(149,056)	174,766	116,184	(85,006)	15,134
Change in net unrealized appreciation (depreciation) on investments	15,071	28,011	523,432	204,085	61,082	281,285	77,521

Net increase (decrease) in net assets resulting from operations	39,019	40,767	553,759	593,086	243,722	221,554	115,706

POLICY TRANSACTIONS:
Policy owners' net payments	7,586	18,830	121,081	238,603	69,862	11,754	116,185
Policy maintenance charges	(9,582)	(13,238)	(74,135)	(67,355)	(55,252)	(18,427)	(12,183)
Policy owners' benefits	-	(102,243)	(59,090)	(8,622)	(25,687)	(122,066)	(25,064)
Net transfers (to) from the Company and/or Subaccounts	(47,945)	(1,435)	(1,010,275)	3,364,893	165,503	(1,105,852)	4,869

Increase (decrease) in net assets resulting from Policy transactions	(49,941)	(98,086)	(1,022,419)	3,527,519	154,426	(1,234,591)	83,807

Total increase (decrease) in net assets	(10,922)	(57,319)	(468,660)	4,120,605	398,148	(1,013,037)	199,513

NET ASSETS:
Beginning of period	617,135	651,721	7,959,104	3,637,472	2,760,197	2,002,411	1,021,822

End of period	$606,213	$594,402	$7,490,444	$7,758,077	$3,158,345	$989,374	$1,221,335

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

68

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7,066	$6,005	$90	$74,149	$9,321	$8,872	$1,500
Net realized gain (loss) on investments	3,872	38,525	126	10,290	13,895	43,731	77,043
Change in net unrealized appreciation (depreciation) on investments	30,926	6,076	(29)	6,498	(3,357)	(14,751)	212,364

Net increase (decrease) in net assets resulting from operations	41,864	50,606	187	90,937	19,859	37,852	290,907

POLICY TRANSACTIONS:
Policy owners' net payments	14,979	54,328	-	39,797	-	77,742	5,974
Policy maintenance charges	(5,768)	(5,086)	(24)	(7,176)	(3,700)	(4,518)	(37,675)
Policy owners' benefits	(123,245)	(10,732)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(30,679)	(164,091)	2,422	433,354	45,891	53,065	(3,430,806)

Increase (decrease) in net assets resulting from Policy transactions	(144,713)	(125,581)	2,398	465,975	42,191	126,289	(3,462,507)

Total increase (decrease) in net assets	(102,849)	(74,975)	2,585	556,912	62,050	164,141	(3,171,600)

NET ASSETS:
Beginning of period	396,538	572,338	1,198	468,433	243,814	132,267	3,223,418

End of period	$293,689	$497,363	$3,783	$1,025,345	$305,864	$296,408	$51,818

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

69

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$16,188	$36,059	$128,406	$7,571	$172,100	$-	$-
Net realized gain (loss) on investments	122,006	77,534	432,573	114,257	31,407	-	62,120
Change in net unrealized appreciation (depreciation) on investments	(47,300)	(10,989)	838,245	(42,531)	(65,691)	1	27,669

Net increase (decrease) in net assets resulting from operations	90,894	102,604	1,399,224	79,297	137,816	1	89,789

POLICY TRANSACTIONS:
Policy owners' net payments	-	113,473	268,524	131,354	6,638	-	7,623
Policy maintenance charges	(15,976)	(23,949)	(117,558)	(10,296)	(33,494)	(1)	(12,826)
Policy owners' benefits	(42,561)	(282,760)	(332,498)	-	-	-	(1,594)
Net transfers (to) from the Company and/or Subaccounts	(1,186,975)	(294,520)	481,308	(285,678)	566,052	1	14,806

Increase (decrease) in net assets resulting from Policy transactions	(1,245,512)	(487,756)	299,776	(164,620)	539,196	-	8,009

Total increase (decrease) in net assets	(1,154,618)	(385,152)	1,699,000	(85,323)	677,012	1	97,798

NET ASSETS:
Beginning of period	1,609,520	1,781,534	10,376,690	1,089,485	3,376,298	20	1,103,331

End of period	$454,902	$1,396,382	$12,075,690	$1,004,162	$4,053,310	$21	$1,201,129

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

70

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Primary Shares	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$96,075	$1	$1,724	$668	$20,710	$-
Net realized gain (loss) on investments	225,517	95,541	-	7,977	407,310	(167,946)	4,173
Change in net unrealized appreciation (depreciation) on investments	4,780	(104,633)	-	22,249	171,103	289,709	-

Net increase (decrease) in net assets resulting from operations	230,297	86,983	1	31,950	579,081	142,473	4,173

POLICY TRANSACTIONS:
Policy owners' net payments	50,555	-	-	-	-	129,070	-
Policy maintenance charges	(31,718)	(24,539)	(1)	(2,724)	(24,841)	(29,892)	-
Policy owners' benefits	(10,545)	-	-	-	-	(312,593)	-
Net transfers (to) from the Company and/or Subaccounts	(82,239)	2,935,306	-	(153,175)	(140,071)	(51)	(4,173)

Increase (decrease) in net assets resulting from Policy transactions	(73,947)	2,910,767	(1)	(155,899)	(164,912)	(213,466)	(4,173)

Total increase (decrease) in net assets	156,350	2,997,750	-	(123,949)	414,169	(70,993)	-

NET ASSETS:
Beginning of period	2,437,013	605,386	21	289,735	1,814,488	1,777,104	-

End of period	$2,593,363	$3,603,136	$21	$165,786	$2,228,657	$1,706,111	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

71

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market Fund, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$694,756	$-	$150,381	$2,453	$6,718	$373	$8,556
Net realized gain (loss) on investments	-	10,596	232,138	3,982	(386)	27,411	-
Change in net unrealized appreciation (depreciation) on investments	(2)	826	1,818,607	2,444	(3,285)	(2,863)	-

Net increase (decrease) in net assets resulting from operations	694,754	11,422	2,201,126	8,879	3,047	24,921	8,556

POLICY TRANSACTIONS:
Policy owners' net payments	144,078	-	466,102	-	-	-	-
Policy maintenance charges	(240,676)	(1,593)	(147,813)	(1,412)	(2,455)	(2,069)	(1,804)
Policy owners' benefits	(1,618,670)	-	(1,151,656)	-	-	(17,305)	-
Net transfers (to) from the Company and/or Subaccounts	26,828,761	(5,223)	3,977,164	72,173	15,348	(180,500)	456,669

Increase (decrease) in net assets resulting from Policy transactions	25,113,493	(6,816)	3,143,797	70,761	12,893	(199,874)	454,865

Total increase (decrease) in net assets	25,808,247	4,606	5,344,923	79,640	15,940	(174,953)	463,421

NET ASSETS:
Beginning of period	-	39,590	8,057,055	-	190,942	279,935	-

End of period	$25,808,247	$44,196	$13,401,978	$79,640	$206,882	$104,982	$463,421

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

72

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Mid Cap Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$180	$133	$53,838	$30,224	$-	$-	$-
Net realized gain (loss) on investments	1,259	1,588	14,904	(8,228)	3,543	-	(11,287)
Change in net unrealized appreciation (depreciation) on investments	422	2,672	(55,996)	(30,699)	(3,909)	-	85,009

Net increase (decrease) in net assets resulting from operations	1,861	4,393	12,746	(8,703)	(366)	-	73,722

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	-	-	118,605
Policy maintenance charges	(239)	(234)	(34,824)	(13,173)	(2,100)	-	(9,781)
Policy owners' benefits	(4,748)	-	(451)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	263	(3,180)	311,451	128,324	(18,281)	(1)	230,929

Increase (decrease) in net assets resulting from Policy transactions	(4,724)	(3,414)	276,176	115,151	(20,381)	(1)	339,753

Total increase (decrease) in net assets	(2,863)	979	288,922	106,448	(20,747)	(1)	413,475

NET ASSETS:
Beginning of period	20,912	17,942	2,792,474	1,138,601	112,911	1	634,496

End of period	$18,049	$18,921	$3,081,396	$1,245,049	$92,164	$-	$1,047,971

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

73

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$82,613	$4,409	$99,387	$2,466	$3,529	$-	$1,137
Net realized gain (loss) on investments	132,327	45,887	(76,965)	143,925	46,268	(21,232)	389
Change in net unrealized appreciation (depreciation) on investments	322,559	34,152	17,656	436,562	32,759	854,498	2,993

Net increase (decrease) in net assets resulting from operations	537,499	84,448	40,078	582,953	82,556	833,266	4,519

POLICY TRANSACTIONS:
Policy owners' net payments	214,119	8,137	-	33,188	-	85,278	-
Policy maintenance charges	(47,395)	(8,170)	(28,921)	(28,409)	(5,192)	(31,965)	(1,240)
Policy owners' benefits	(219,372)	-	(5,924)	-	-	(1,958)	-
Net transfers (to) from the Company and/or Subaccounts	643,904	(38,497)	323,637	261,564	113,985	(487,371)	(1)

Increase (decrease) in net assets resulting from Policy transactions	591,256	(38,530)	288,792	266,343	108,793	(436,016)	(1,241)

Total increase (decrease) in net assets	1,128,755	45,918	328,870	849,296	191,349	397,250	3,278

NET ASSETS:
Beginning of period	3,009,870	544,292	1,726,348	1,944,598	426,442	2,576,200	77,210

End of period	$4,138,625	$590,210	$2,055,218	$2,793,894	$617,791	$2,973,450	$80,488

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

74

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Developing Growth Portfolio, Class VC	Lord Abbett Series Fund Total Return Portfolio, Class VC	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$62	$2,943	$-	$109,564	$802	$40,548	$-
Net realized gain (loss) on investments	(9,873)	2,624	34,612	(114,198)	(264)	(80,903)	2
Change in net unrealized appreciation (depreciation) on investments	24,414	(3,838)	89,222	45,496	738	187,989	4

Net increase (decrease) in net assets resulting from operations	14,603	1,729	123,834	40,862	1,276	147,634	6

POLICY TRANSACTIONS:
Policy owners' net payments	-	6,907	-	-	-	121,878	-
Policy maintenance charges	(1,206)	(561)	(6,952)	(40,504)	(610)	(20,679)	(2)
Policy owners' benefits	(82,742)	-	-	(935,748)	-	(19,567)	-
Net transfers (to) from the Company and/or Subaccounts	(251,342)	(6,845)	(2)	113,220	2,753	(509,967)	1

Increase (decrease) in net assets resulting from Policy transactions	(335,290)	(499)	(6,954)	(863,032)	2,143	(428,335)	(1)

Total increase (decrease) in net assets	(320,687)	1,230	116,880	(822,170)	3,419	(280,701)	5

NET ASSETS:
Beginning of period	361,961	61,399	499,357	3,665,204	47,822	1,787,845	23

End of period	$41,274	$62,629	$616,237	$2,843,034	$51,241	$1,507,144	$28

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

75

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS VIT Growth Series, Initial Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	MFS VIT III Global Real Estate Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$29,582	$-	$-	$-	$22,601	$-	$7,189
Net realized gain (loss) on investments	74,205	-	1	2	(41,856)	-	(2,621)
Change in net unrealized appreciation (depreciation) on investments	(14,357)	2	4	5	206,084	1	(13,349)

Net increase (decrease) in net assets resulting from operations	89,430	2	5	7	186,829	1	(8,781)

POLICY TRANSACTIONS:
Policy owners' net payments	79,651	-	-	-	92,193	-	28,183
Policy maintenance charges	(11,171)	(1)	(2)	(2)	(33,139)	(1)	(3,571)
Policy owners' benefits	-	-	-	-	(254,014)	-	-
Net transfers (to) from the Company and/or Subaccounts	(113,006)	1	1	-	(80,829)	-	4,551

Increase (decrease) in net assets resulting from Policy transactions	(44,526)	-	(1)	(2)	(275,789)	(1)	29,163

Total increase (decrease) in net assets	44,904	2	4	5	(88,960)	-	20,382

NET ASSETS:
Beginning of period	975,213	20	23	23	2,389,395	22	319,924

End of period	$1,020,117	$22	$27	$28	$2,300,435	$22	$340,306

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

76

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Mid Cap Growth Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Bond Series, Initial Class	MFS VIT Value Series, Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$4,339	$-	$-	$124,650	$35,326	$-	$-
Net realized gain (loss) on investments	18,907	59,017	1	(15,880)	145,958	1,228	-
Change in net unrealized appreciation (depreciation) on investments	(8,000)	(5,205)	2	(34,356)	37,646	1,613	-

Net increase (decrease) in net assets resulting from operations	15,246	53,812	3	74,414	218,930	2,841	-

POLICY TRANSACTIONS:
Policy owners' net payments	61,231	19,428	-	666	147,010	-	-
Policy maintenance charges	(3,013)	(3,961)	(1)	(78,592)	(22,198)	(156)	-
Policy owners' benefits	(109)	-	-	(41,742)	(19,748)	-	-
Net transfers (to) from the Company and/or Subaccounts	223,350	(50,405)	1	22,826	288,601	(2,106)	-

Increase (decrease) in net assets resulting from Policy transactions	281,459	(34,938)	-	(96,842)	393,665	(2,262)	-

Total increase (decrease) in net assets	296,705	18,874	3	(22,428)	612,595	579	-

NET ASSETS:
Beginning of period	74,135	319,908	22	2,910,175	1,485,744	11,884	1

End of period	$370,840	$338,782	$25	$2,887,747	$2,098,339	$12,463	$1

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

77

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Neuberger Berman AMT Quality Equity Portfolio, Class I	Nomura VIP International Core Equity Series, Standard Class	Nomura VIP Small Cap Value Series, Service Class	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Income Portfolio, Institutional Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$637	$4,492	$5,655	$1,811	$57,522	$89,410	$1,569
Net realized gain (loss) on investments	43,051	1,589	(21,486)	(325)	(101,579)	(15,930)	155
Change in net unrealized appreciation (depreciation) on investments	15,913	(3,969)	77,528	1,809	34,339	24,583	(362)

Net increase (decrease) in net assets resulting from operations	59,601	2,112	61,697	3,295	(9,718)	98,063	1,362

POLICY TRANSACTIONS:
Policy owners' net payments	-	35,642	35,744	-	129,070	136,040	-
Policy maintenance charges	(4,314)	(2,912)	(6,890)	(773)	(28,346)	(18,664)	(366)
Policy owners' benefits	-	-	(68,662)	-	(338,414)	(104,562)	-
Net transfers (to) from the Company and/or Subaccounts	(7,665)	310,798	(95,184)	-	(728)	304,205	(5,932)

Increase (decrease) in net assets resulting from Policy transactions	(11,979)	343,528	(134,992)	(773)	(238,418)	317,019	(6,298)

Total increase (decrease) in net assets	47,622	345,640	(73,295)	2,522	(248,136)	415,082	(4,936)

NET ASSETS:
Beginning of period	261,396	-	602,080	79,539	1,879,145	1,402,121	32,150

End of period	$309,018	$345,640	$528,785	$82,061	$1,631,009	$1,817,203	$27,214

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

78

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$137,540	$26,941	$324,599	$200	$1	$2,281	$9,068
Net realized gain (loss) on investments	(24,347)	(27,427)	(206,650)	232	-	(5,418)	(19,684)
Change in net unrealized appreciation (depreciation) on investments	38,988	21,940	79,561	(134)	3	5,931	10,675

Net increase (decrease) in net assets resulting from operations	152,181	21,454	197,510	298	4	2,794	59

POLICY TRANSACTIONS:
Policy owners' net payments	36,877	38,286	272,527	-	-	-	9,602
Policy maintenance charges	(87,889)	(14,482)	(154,415)	(146)	(1)	(382)	(2,042)
Policy owners' benefits	(102,498)	(95,437)	(564,629)	(7,937)	-	(1,430)	-
Net transfers (to) from the Company and/or Subaccounts	(42,676)	29,676	292,448	(2,753)	(1)	(49,730)	114,932

Increase (decrease) in net assets resulting from Policy transactions	(196,186)	(41,957)	(154,069)	(10,836)	(2)	(51,542)	122,492

Total increase (decrease) in net assets	(44,005)	(20,503)	43,441	(10,538)	2	(48,748)	122,551

NET ASSETS:
Beginning of period	3,568,163	1,069,183	8,172,928	10,560	22	89,715	233,962

End of period	$3,524,158	$1,048,680	$8,216,369	$22	$24	$40,967	$356,513

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

79

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small-Cap Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$30,784	$376	$30,575	$-	$45	$-	$833
Net realized gain (loss) on investments	68,510	54,760	222,357	1	243	(7,634)	3,599
Change in net unrealized appreciation (depreciation) on investments	(38,079)	73,156	125,731	5	(95)	47,487	(1,766)

Net increase (decrease) in net assets resulting from operations	61,215	128,292	378,663	6	193	39,853	2,666

POLICY TRANSACTIONS:
Policy owners' net payments	35,659	10,803	74,269	-	-	-	-
Policy maintenance charges	(12,116)	(5,443)	(26,164)	(2)	(52)	(1,889)	(1,773)
Policy owners' benefits	-	-	(323,709)	-	(1,167)	-	-
Net transfers (to) from the Company and/or Subaccounts	(111,826)	161	471,530	-	(598)	(149,561)	-

Increase (decrease) in net assets resulting from Policy transactions	(88,283)	5,521	195,926	(2)	(1,817)	(151,450)	(1,773)

Total increase (decrease) in net assets	(27,068)	133,813	574,589	4	(1,624)	(111,597)	893

NET ASSETS:
Beginning of period	1,155,245	394,433	1,958,315	24	3,853	266,747	82,560

End of period	$1,128,177	$528,246	$2,532,904	$28	$2,229	$155,150	$83,453

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

80

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Initial Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$776	$39,463	$19,241	$-	$60,138	$-
Net realized gain (loss) on investments	599,488	(259)	39,090	(25,378)	774	(199,798)	2,362
Change in net unrealized appreciation (depreciation) on investments	590,705	49	(127,481)	20,586	(4,544)	163,887	2,572

Net increase (decrease) in net assets resulting from operations	1,190,193	566	(48,928)	14,449	(3,770)	24,227	4,934

POLICY TRANSACTIONS:
Policy owners' net payments	133,723	-	6,638	55,316	-	55,316	-
Policy maintenance charges	(47,309)	(786)	(16,101)	(12,293)	(275)	(29,975)	(595)
Policy owners' benefits	(69,745)	-	-	(142,928)	-	(141,635)	-
Net transfers (to) from the Company and/or Subaccounts	199,385	-	73,358	6,798	93,831	(330,095)	16,838

Increase (decrease) in net assets resulting from Policy transactions	216,054	(786)	63,895	(93,107)	93,556	(446,389)	16,243

Total increase (decrease) in net assets	1,406,247	(220)	14,967	(78,658)	89,786	(422,162)	21,177

NET ASSETS:
Beginning of period	3,298,412	43,807	1,523,549	799,345	-	2,769,441	19

End of period	$4,704,659	$43,587	$1,538,516	$720,687	$89,786	$2,347,279	$21,196

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

81

COLI VUL-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The COLI VUL-2 Series Account (the Separate Account), a variable life separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance was established on December 30, 1998.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

If available under their Policy for investment, Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is the variable life insurance product funded by the Separate Account:

Executive Benefit VUL II

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 156 available Subaccount investment options, as follows:

Alger Small Cap Growth Portfolio, Class I-2

American Funds IS Capital World Bond Fund, Class 2 *

American Funds IS Capital World Growth and Income Fund, Class 2 *

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth Fund, Class 2

American Funds IS Growth-Income Fund, Class 2

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS Washington Mutual Investors Fund, Class 2 (a)

82

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I. Fund, Class I

BNY Mellon Stock Index Fund, Inc., Initial Shares

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Small Cap Value Fund, Class 1

Davis Equity Portfolio

Davis Financial Portfolio

Delaware VIP International Series, Standard Class (a)

Dimensional VIT Inflation-Protected Securities Portfolio, Institutional

DWS Core Equity VIP, Class A

DWS CROCI U.S. VIP, Class A * (a)

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class (a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower Global Bond Fund, Investor Class

Empower Government Money Market Fund, Investor Class (a)

Empower Inflation-Protected Securities Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Large Cap Value Fund, Investor II Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Lifetime 2060 Fund, Investor Class

Empower Lifetime 2065 Fund, Investor Class *

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II, Primary Shares

Federated Hermes Kaufmann Fund II, Primary Shares

83

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2 (a)

Fidelity VIP Freedom 2025 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2030 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2035 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2040 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2045 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2050 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2055 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2060 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2065 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2070 Portfolio, Service Class 2 *

Fidelity VIP Government Money Market Portfolio, Service Class 2 (a)

Fidelity VIP Growth Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Index Portfolio, Service Class 2 (a)

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Goldman Sachs VIT Government Money Market Fund, Service Class (a)

Goldman Sachs VIT Mid Cap Value Fund, Institutional Class

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares * (a)

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. Diversified Dividend Fund, Series I *

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Real Estate Fund, Series I

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Main Street Mid Cap Fund, Series I (a)

Invesco V.I. Main Street Small Cap Fund, Series I

Invesco V.I. Technology Fund, Series I * (a)

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Enterprise Portfolio, Institutional Shares

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Institutional Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Global Sustainable Equity Portfolio, Institutional Shares * (a)

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

Lord Abbett Series Fund Developing Growth Portfolio, Class VC

Lord Abbett Series Fund Total Return Portfolio, Class VC

LVIP American Century Capital Appreciation Fund, Standard Class II (a)

LVIP American Century Inflation Protection Fund, Service Class (a)

LVIP American Century International Fund, Standard Class II (a)

LVIP American Century Mid Cap Value Fund, Standard Class II (a)

LVIP American Century Ultra Fund, Standard Class II (a)

LVIP American Century Value Fund, Standard Class II (a)

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP JPMorgan U.S. Equity Fund, Standard Class

MFS VIT Growth Series, Initial Class

MFS VIT II International Growth Portfolio, Initial Class

MFS VIT II Research International Portfolio, Initial Class *

MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class

MFS VIT III Global Real Estate Portfolio, Initial Class

MFS VIT III Mid Cap Value Portfolio, Initial Class

MFS VIT Mid Cap Growth Series, Initial Class

MFS VIT New Discovery Series, Initial Class *

84

MFS VIT Research Series, Initial Class

MFS VIT Total Return Bond Series, Initial Class

MFS VIT Value Series, Initial Class

Neuberger Berman AMT Mid Cap Growth Portfolio, Class I

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I

Neuberger Berman AMT Quality Equity Portfolio, Class I (a)

Nomura VIP International Core Equity Series, Standard Class (a)

Nomura VIP Small Cap Value Series, Service Class (a)

PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Income Portfolio, Institutional Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class *

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Putnam VT Emerging Markets Equity Fund, Class IA * (a)

Putnam VT Focused International Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT High Yield Fund, Class IA

Putnam VT Income Fund, Class IB

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Growth Fund, Class IA

Putnam VT Large Cap Value Fund, Class IA

Putnam VT Research Fund, Class IA

Putnam VT Small Cap Value Fund, Class IA

Putnam VT Sustainable Future Fund, Class IA

Royce Capital Fund Small-Cap Portfolio, Service Class

T. Rowe Price Blue Chip Growth Portfolio, Class II

VanEck VIP Emerging Markets Fund, Initial Class

VanEck VIP Global Resources Fund, Initial Class

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Real Estate Index Portfolio (a)

Vanguard VIF Total Bond Market Index Portfolio

Victory RS Small Cap Growth Equity VIP Series, Class I (a)

* Policy owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes table below

Subaccount Changes: Name Changes

During 2025 and 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Delaware Ivy VIP International Core Equity Series, Standard Class	Macquarie VIP International Core Equity Series, Standard Class	May 1, 2024
Delaware VIP Small Cap Value Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	May 1, 2024
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Neuberger Berman AMT Quality Equity Portfolio, Class I	July 28, 2025
Macquarie VIP International Core Equity Series, Standard Class	Nomura VIP International Core Equity Series, Standard Class	December 1, 2025
Macquarie VIP Small Cap Value Series, Service Class	Nomura VIP Small Cap Value Series, Service Class	December 1, 2025

85

Subaccount Changes: Mergers
During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
Delaware VIP International Series, Standard Class	Delaware Ivy VIP International Core Equity Series, Standard Class	April 26, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024

Subaccount Changes: Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Capital Appreciation Fund, Class I	LVIP American Century Capital Appreciation Fund, Standard Class II	April 26, 2024
American Century Investments VP Inflation Protection Fund, Class II	LVIP American Century Inflation Protection Fund, Service Class	April 26, 2024
American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024
American Century Investments VP Mid Cap Value Fund, Class I	LVIP American Century Mid Cap Value Fund, Standard Class II	April 26, 2024
American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024
American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

Subaccount Changes: Liquidations

During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
DWS CROCI U.S. VIP, Class A	September 19, 2025
Empower Government Money Market Fund, Investor Class	June 14, 2024
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	April 10, 2025
Invesco V.I. Main Street Mid Cap Fund, Series I	September 19, 2025
Invesco V.I. Technology Fund, Series I	September 19, 2025
Janus Henderson VIT Global Sustainable Equity Portfolio, Institutional Shares	April 30, 2025
Putnam VT Emerging Markets Equity Fund, Class IA	September 19, 2025
Victory RS Small Cap Growth Equity VIP Series, Class I	August 28, 2025

86

Subaccount Changes: Trading Commencements

During 2025 and 2024, the following Subaccounts commenced trading:

Subaccount Name	Date Trading Commenced
American Funds IS Washington Mutual Investors Fund, Class 2	June 27, 2025

Fidelity VIP Extended Market Index Portfolio, Service Class 2	August 09, 2024

Fidelity VIP Government Money Market Portfolio, Service Class 2	April 30, 2024

Fidelity VIP International Index Portfolio, Service Class 2	January 19, 2024

Goldman Sachs VIT Government Money Market, Service Shares	April 30, 2024

Vanguard VIF Real Estate Index Portfolio	April 26, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

87

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

88

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

89

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases		Sales

Alger Small Cap Growth Portfolio, Class I-2	$88,358		$35,428
American Funds IS Global Small Capitalization Fund, Class 2	17,921		250,296
American Funds IS Growth Fund, Class 2	728,902		1,570,574
American Funds IS Growth-Income Fund, Class 2	71		26
American Funds IS International Fund, Class 2	96,683		770,674
American Funds IS New World Fund, Class 2	126,657		145,020
American Funds IS Washington Mutual Investors Fund, Class 2	24,399		127
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	1		1
BlackRock Global Allocation V.I. Fund, Class I	159,710		1,606,957
BlackRock High Yield V.I. Fund, Class I	28,939		323,476
BNY Mellon Stock Index Fund, Inc., Initial Shares	4,704,856		4,128,128
ClearBridge Variable Mid Cap Portfolio, Class I	8,926		7,254
ClearBridge Variable Small Cap Growth Portfolio, Class I	355,669		550,185
Columbia VP Small Cap Value Fund, Class 1	31,244		2,686
Davis Equity Portfolio	36,928		3,049
Davis Financial Portfolio	58,099		3,193
Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	214,460		183,243
DWS Core Equity VIP, Class A	3		2
DWS High Income VIP, Class A	65,388		459,434
DWS Small Cap Index VIP, Class A	1,083,970		1,203,703
DWS Small Mid Cap Value VIP, Class A	431,721		223,462
Eaton Vance VT Floating-Rate Income Fund, Initial Class	69,159		824,524
Empower Aggressive Profile Fund, Investor Class	133,375		209,066
Empower Bond Index Fund, Investor Class	1,399,846		978,539
Empower Conservative Profile Fund, Investor Class	1,676,271		417,997
Empower Core Bond Fund, Investor Class	711,643		37,657
Empower Emerging Markets Equity Fund, Investor Class	0	*	1
Empower Global Bond Fund, Investor Class	135,255		45,422
Empower Inflation-Protected Securities Fund, Investor Class	1		1
Empower International Index Fund, Investor Class	878,982		1,422,627
Empower International Value Fund, Investor Class	599,886		1,505,390
Empower Large Cap Growth Fund, Investor Class	1,165,364		1,066,499
Empower Large Cap Value Fund, Investor II Class	5,585,046		2,695,249
Empower Lifetime 2015 Fund, Investor Class	180,113		83,465
Empower Lifetime 2020 Fund, Investor Class	107,091		12,926
Empower Lifetime 2025 Fund, Investor Class	523,791		755,670
Empower Lifetime 2030 Fund, Investor Class	1,436,729		441,452
Empower Lifetime 2035 Fund, Investor Class	1,331,786		253,329
Empower Lifetime 2040 Fund, Investor Class	249,348		184,348
Empower Lifetime 2045 Fund, Investor Class	279,100		377,022
Empower Lifetime 2050 Fund, Investor Class	41,557		133,817
Empower Lifetime 2055 Fund, Investor Class	188,538		136,973
Empower Lifetime 2060 Fund, Investor Class	7,100		4,221
Empower Mid Cap Value Fund, Investor Class	170,420		380,956
Empower Moderate Profile Fund, Investor Class	132,236		218,772
Empower Moderately Aggressive Profile Fund, Investor Class	86,595		216,560
Empower Moderately Conservative Profile Fund, Investor Class	55,747		47,649
Empower Multi-Sector Bond Fund, Investor Class	285,474		619,733
Empower Real Estate Index Fund, Investor Class	149,180		794,479

90

Subaccount	Purchases		Sales

Empower S&P Mid Cap 400 Index Fund, Investor Class	$1,974,316		$1,994,906
Empower S&P Small Cap 600 Index Fund, Investor Class	716,591		754,070
Empower Short Duration Bond Fund, Investor Class	210,421		979,790
Empower Small Cap Growth Fund, Investor Class	1		1
Empower Small Cap Value Fund, Investor Class	199,920		142,747
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	461,203		626,512
Empower U.S. Government Securities Fund, Investor Class	984,813		1,085,828
Federated Hermes High Income Bond Fund II, Primary Shares	1		1
Federated Hermes Kaufmann Fund II, Primary Shares	31,455		141,989
Fidelity VIP Contrafund Portfolio, Service Class 2	239,727		2,215,438
Fidelity VIP Emerging Markets Portfolio, Service Class 2	24,110		1,102,427
Fidelity VIP Government Money Market Portfolio, Service Class 2	12,210,064		9,663,702
Fidelity VIP Growth Portfolio, Service Class 2	8,365		4,728
Fidelity VIP Index 500 Portfolio, Initial Class	2,135,462		7,701,207
Fidelity VIP International Index Portfolio, Service Class 2	221,081		208,331
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	17,136		7,004
Fidelity VIP Mid Cap Portfolio, Service Class 2	27,251		35,527
Goldman Sachs VIT Government Money Market Fund, Service Class	1,355,964		1,090,525
Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	1,785		4,093
Invesco V.I. Core Equity Fund, Series I	2,659		2,197
Invesco V.I. EQV International Equity Fund, Series I	483,378		368,009
Invesco V.I. Global Real Estate Fund, Series I	197,580		20,199
Invesco V.I. Health Care Fund, Series I	31,319		99,082
Invesco V.I. Main Street Small Cap Fund, Series I	180,812		271,237
Janus Henderson VIT Balanced Portfolio, Institutional Shares	1,116,509		2,440,052
Janus Henderson VIT Enterprise Portfolio, Institutional Shares	165,240		142,571
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	497,235		800,810
Janus Henderson VIT Forty Portfolio, Institutional Shares	580,758		1,632,322
Janus Henderson VIT Global Research Portfolio, Institutional Shares	163,622		594,862
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	476,414		1,687,395
Janus Henderson VIT Overseas Portfolio, Institutional Shares	1,324		1,320
Lord Abbett Series Fund Developing Growth Portfolio, Class VC	63		9,103
Lord Abbett Series Fund Total Return Portfolio, Class VC	432,563		155,959
LVIP American Century Capital Appreciation Fund, Standard Class II	54		604,401
LVIP American Century Inflation Protection Fund, Service Class	171,201		633,631
LVIP American Century International Fund, Standard Class II	1,799		4,398
LVIP American Century Mid Cap Value Fund, Standard Class II	160,335		1,243,333
LVIP American Century Ultra Fund, Standard Class II	2		2
LVIP American Century Value Fund, Standard Class II	147,060		170,875
LVIP JPMorgan Small Cap Core Fund, Standard Class	2		1
LVIP JPMorgan U.S. Equity Fund, Standard Class	1		2
MFS VIT Growth Series, Initial Class	5		2
MFS VIT II International Growth Portfolio, Initial Class	262,070		919,133
MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	2		1
MFS VIT III Global Real Estate Portfolio, Initial Class	96,476		143,722
MFS VIT III Mid Cap Value Portfolio, Initial Class	112,588		320,244
MFS VIT Mid Cap Growth Series, Initial Class	303,052		382,900
MFS VIT Research Series, Initial Class	6		2
MFS VIT Total Return Bond Series, Initial Class	135,282		90,592
MFS VIT Value Series, Initial Class	829,583		890,016
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	3,906		1,798
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	0	*	-
Neuberger Berman AMT Quality Equity Portfolio, Class I	133,604		191,791

91

Subaccount	Purchases	Sales

Nomura VIP International Core Equity Series, Standard Class	$50,932	$333,773
Nomura VIP Small Cap Value Series, Service Class	108,496	147,152
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	2,593	712
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	56,201	976,410
PIMCO VIT High Yield Portfolio, Administrative Class	768,175	506,811
PIMCO VIT Income Portfolio, Institutional Class	7,325	19,805
PIMCO VIT Low Duration Portfolio, Administrative Class	141,868	449,268
PIMCO VIT Real Return Portfolio, Administrative Class	114,114	325,368
PIMCO VIT Total Return Portfolio, Administrative Class	1,101,515	2,407,723
Putnam VT Focused International Equity Fund, Class IA	1	2
Putnam VT Global Asset Allocation Fund, Class IA	3	2
Putnam VT High Yield Fund, Class IA	18,683	37,966
Putnam VT Income Fund, Class IB	23,024	273,954
Putnam VT International Value Fund, Class IA	288,035	232,278
Putnam VT Large Cap Growth Fund, Class IA	157,874	82,876
Putnam VT Large Cap Value Fund, Class IA	1,030,282	788,456
Putnam VT Research Fund, Class IA	2	2
Putnam VT Small Cap Value Fund, Class IA	217	1,019
Putnam VT Sustainable Future Fund, Class IA	136,380	103,096
Royce Capital Fund Small-Cap Portfolio, Service Class	7,549	1,669
T. Rowe Price Blue Chip Growth Portfolio, Class II	1,969,376	2,591,288
VanEck VIP Emerging Markets Fund, Initial Class	360	807
VanEck VIP Global Resources Fund, Initial Class	160,862	294,174
Vanguard VIF Global Bond Index Portfolio	41,548	436,394
Vanguard VIF Real Estate Index Portfolio	10,317	94,834
Vanguard VIF Total Bond Market Index Portfolio	648,961	544,317
Victory RS Small Cap Growth Equity VIP Series, Class I	76,459	101,687

* The Subaccount has dollars that round to less than one.

92

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025				2024
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

Alger Small Cap Growth Portfolio, Class I-2	360	138		222	136		134		2
American Funds IS Global Small Capitalization Fund, Class 2	702	11,027		(10,325)	6,775		120		6,655
American Funds IS Growth Fund, Class 2	6,056	20,237		(14,181)	2,644		13,487		(10,843)
American Funds IS Growth-Income Fund, Class 2	-	1		(1)	-		1		(1)
American Funds IS International Fund, Class 2	4,026	44,013		(39,987)	5,862		28,188		(22,326)
American Funds IS New World Fund, Class 2	1,010	4,079		(3,069)	2,123		4,508		(2,385)
American Funds IS Washington Mutual Investors Fund, Class 2	1,608	8		1,600	-		-		-
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	-	0	*	(0)*	-		0	*	(0)*
BlackRock Global Allocation V.I. Fund, Class I	316	87,812		(87,496)	11,277		34,419		(23,142)
BlackRock High Yield V.I. Fund, Class I	98	24,192		(24,094)	3,060		9,576		(6,516)
BNY Mellon Stock Index Fund, Inc., Initial Shares	36,397	65,315		(28,918)	54,831		128,748		(73,917)
ClearBridge Variable Mid Cap Portfolio, Class I	26	347		(321)	875		59		816
ClearBridge Variable Small Cap Growth Portfolio, Class I	12,683	22,197		(9,514)	19,374		14,685		4,689
Columbia VP Small Cap Value Fund, Class 1	37	49		(12)	107		109		(2)
Davis Equity Portfolio	-	59		(59)	0	*	62		(62)
Davis Financial Portfolio	223	62		161	-		3,720		(3,720)
Delaware VIP International Series, Standard Class	-	-		-	7,051		33,462		(26,411)
Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	20,446	17,722		2,724	12,018		10,692		1,326
DWS Core Equity VIP, Class A	-	0	*	(0)*	-		0	*	(0)*
DWS High Income VIP, Class A	1,007	17,130		(16,123)	13,762		7,319		6,443
DWS Small Cap Index VIP, Class A	10,966	31,662		(20,696)	17,392		39,645		(22,253)
DWS Small Mid Cap Value VIP, Class A	5,719	5,600		119	6,264		4,910		1,354
Eaton Vance VT Floating-Rate Income Fund, Initial Class	194	56,902		(56,708)	6,805		22,731		(15,926)
Empower Aggressive Profile Fund, Investor Class	4,696	10,351		(5,655)	14,636		12,018		2,618
Empower Ariel Mid Cap Value Fund, Investor Class	-	-		-	1,449		4,102		(2,653)
Empower Bond Index Fund, Investor Class	83,320	64,383		18,937	62,015		98,646		(36,631)
Empower Conservative Profile Fund, Investor Class	100,952	30,453		70,499	426,444		31,639		394,805
Empower Core Bond Fund, Investor Class	43,172	2,304		40,868	352		2,628		(2,276)
Empower Emerging Markets Equity Fund, Investor Class	-	0	*	(0)*	-		0	*	(0)*
Empower Global Bond Fund, Investor Class	7,582	3,325		4,257	12,865		16,453		(3,588)
Empower Government Money Market Fund, Investor Class	-	-		-	430,695		2,699,017		(2,268,322)
Empower Inflation-Protected Securities Fund, Investor Class	-	0	*	(0)*	-		0	*	(0)*

93

	2025				2024
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

Empower International Index Fund, Investor Class	33,551	74,354		(40,803)	23,121	38,546		(15,425)
Empower International Value Fund, Investor Class	12,082	70,605		(58,523)	55,993	24,529		31,464
Empower Large Cap Growth Fund, Investor Class	10,328	10,943		(615)	11,145	9,676		1,469
Empower Large Cap Value Fund, Investor II Class	281,995	143,297		138,698	164,623	179,843		(15,220)
Empower Lifetime 2015 Fund, Investor Class	9,159	4,905		4,254	1,725	4,921		(3,196)
Empower Lifetime 2020 Fund, Investor Class	4,470	751		3,719	1,142	7,406		(6,264)
Empower Lifetime 2025 Fund, Investor Class	10,883	41,067		(30,184)	171,516	233,142		(61,626)
Empower Lifetime 2030 Fund, Investor Class	55,138	22,505		32,633	223,291	11,693		211,598
Empower Lifetime 2035 Fund, Investor Class	55,934	12,678		43,256	37,075	29,528		7,547
Empower Lifetime 2040 Fund, Investor Class	8,803	8,680		123	4,955	65,253		(60,298)
Empower Lifetime 2045 Fund, Investor Class	10,199	17,542		(7,343)	16,929	12,601		4,328
Empower Lifetime 2050 Fund, Investor Class	1,220	5,682		(4,462)	3,038	10,084		(7,046)
Empower Lifetime 2055 Fund, Investor Class	7,395	6,082		1,313	6,521	13,248		(6,727)
Empower Lifetime 2060 Fund, Investor Class	389	272		117	166	6		160
Empower Mid Cap Value Fund, Investor Class	5,251	17,019		(11,768)	23,043	329		22,714
Empower Moderate Profile Fund, Investor Class	7,220	13,542		(6,322)	15,065	12,354		2,711
Empower Moderately Aggressive Profile Fund, Investor Class	4,166	11,949		(7,783)	39,086	30,039		9,047
Empower Moderately Conservative Profile Fund, Investor Class	3,524	3,159		365	7,160	241,404		(234,244)
Empower Multi-Sector Bond Fund, Investor Class	5,912	13,029		(7,117)	33,612	59,957		(26,345)
Empower Real Estate Index Fund, Investor Class	7,550	45,649		(38,099)	16,727	46,398		(29,671)
Empower S&P Mid Cap 400 Index Fund, Investor Class	39,323	64,518		(25,195)	53,356	42,910		10,446
Empower S&P Small Cap 600 Index Fund, Investor Class	27,029	31,619		(4,590)	26,856	33,946		(7,090)
Empower Short Duration Bond Fund, Investor Class	6,514	58,324		(51,810)	81,846	49,278		32,568
Empower Small Cap Growth Fund, Investor Class	-	0	*	(0)*	-	0	*	(0)*
Empower Small Cap Value Fund, Investor Class	2,944	2,130		814	2,287	2,181		106
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	5,424	7,697		(2,273)	5,055	5,857		(802)
Empower U.S. Government Securities Fund, Investor Class	38,089	46,422		(8,333)	262,728	129,828		132,900
Federated Hermes High Income Bond Fund II, Primary Shares	-	0	*	(0)*	-	0	*	(0)*
Federated Hermes Kaufmann Fund II, Primary Shares	357	2,989		(2,632)	1,591	5,495		(3,904)
Fidelity VIP Contrafund Portfolio, Service Class 2	1,484	23,588		(22,104)	3,142	5,208		(2,066)
Fidelity VIP Emerging Markets Portfolio, Service Class 2	293	75,348		(75,055)	10,509	29,018		(18,509)
Fidelity VIP Extended Market Index Portfolio, Service Class 2	-	-		-	4,711	4,711		-
Fidelity VIP Government Money Market Portfolio, Service Class 2	1,061,838	917,241		144,597	3,042,167	539,837		2,502,330
Fidelity VIP Growth Portfolio, Service Class 2	31	61		(30)	4	105		(101)
Fidelity VIP Index 500 Portfolio, Initial Class	126,913	502,670		(375,757)	483,800	257,939		225,861
Fidelity VIP International Index Portfolio, Service Class 2	16,263	14,856		1,407	11,495	4,657		6,838

94

	2025				2024
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	385	286		99	653		104		549
Fidelity VIP Mid Cap Portfolio, Service Class 2	161	342		(181)	2,516		4,798		(2,282)
Goldman Sachs VIT Government Money Market Fund, Service Class	126,741	103,701		23,040	93,176		48,274		44,902
Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	-	137		(137)	10		199		(189)
Invesco V.I. Core Equity Fund, Series I	22	41		(19)	-		73		(73)
Invesco V.I. EQV International Equity Fund, Series I	8,632	14,516		(5,884)	14,824		2,999		11,825
Invesco V.I. Global Real Estate Fund, Series I	3,924	484		3,440	5,891		2,737		3,154
Invesco V.I. Health Care Fund, Series I	596	1,991		(1,395)	8,577		9,100		(523)
Invesco V.I. Main Street Mid Cap Fund, Series I	-	-		-	0	*	0	*	0 *
Invesco V.I. Main Street Small Cap Fund, Series I	3,217	11,142		(7,925)	24,462		10,316		14,146
Janus Henderson VIT Balanced Portfolio, Institutional Shares	15,390	40,705		(25,315)	30,741		18,995		11,746
Janus Henderson VIT Enterprise Portfolio, Institutional Shares	4,598	5,470		(872)	3,620		5,168		(1,548)
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	12,978	26,193		(13,215)	24,403		14,348		10,055
Janus Henderson VIT Forty Portfolio, Institutional Shares	1,786	11,794		(10,008)	9,625		7,312		2,313
Janus Henderson VIT Global Research Portfolio, Institutional Shares	3,750	18,449		(14,699)	15,707		12,667		3,040
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	1,831	11,535		(9,704)	2,638		5,701		(3,063)
Janus Henderson VIT Overseas Portfolio, Institutional Shares	-	26		(26)	-		27		(27)
Lord Abbett Series Fund Developing Growth Portfolio, Class VC	-	417		(417)	-		18,408		(18,408)
Lord Abbett Series Fund Total Return Portfolio, Class VC	35,961	13,599		22,362	14,015		14,051		(36)
LVIP American Century Capital Appreciation Fund, Standard Class II	-	19,978		(19,978)	-		255		(255)
LVIP American Century Inflation Protection Fund, Service Class	-	53,339		(53,339)	9,950		84,914		(74,964)
LVIP American Century International Fund, Standard Class II	53	216		(163)	229		113		116
LVIP American Century Mid Cap Value Fund, Standard Class II	6,746	72,403		(65,657)	14,812		40,036		(25,224)
LVIP American Century Ultra Fund, Standard Class II	-	0	*	(0)*	-		0	*	(0)*
LVIP American Century Value Fund, Standard Class II	604	2,055		(1,451)	2,160		2,782		(622)
LVIP JPMorgan Small Cap Core Fund, Standard Class	-	0	*	(0)*	-		0	*	(0)*
LVIP JPMorgan U.S. Equity Fund, Standard Class	-	0	*	(0)*	-		0	*	(0)*
MFS VIT Growth Series, Initial Class	-	0	*	(0)*	-		0	*	(0)*
MFS VIT II International Growth Portfolio, Initial Class	8,508	57,466		(48,958)	12,167		33,133		(20,966)
MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	-	0	*	(0)*	-		0	*	(0)*
MFS VIT III Global Real Estate Portfolio, Initial Class	6,326	9,921		(3,595)	2,607		529		2,078
MFS VIT III Mid Cap Value Portfolio, Initial Class	3,648	15,095		(11,447)	35,089		20,970		14,119
MFS VIT Mid Cap Growth Series, Initial Class	10,091	14,612		(4,521)	7,352		8,479		(1,127)
MFS VIT Research Series, Initial Class	-	0	*	(0)*	-		0	*	(0)*
MFS VIT Total Return Bond Series, Initial Class	386	7,682		(7,296)	2,500		10,984		(8,484)
MFS VIT Value Series, Initial Class	27,027	36,482		(9,455)	29,448		9,836		19,612

95

	2025					2024
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	45		34		11	10	56		(46)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	-		-		-	-	-		-
Neuberger Berman AMT Quality Equity Portfolio, Class I	1,527		2,389		(862)	1,863	2,126		(263)
Nomura VIP International Core Equity Series, Standard Class	2,265		27,115		(24,850)	39,009	4,697		34,312
Nomura VIP Small Cap Value Series, Service Class	3,346		6,744		(3,398)	8,028	14,643		(6,615)
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	-		46		(46)	-	55		(55)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	456		87,882		(87,426)	12,468	35,214		(22,746)
PIMCO VIT High Yield Portfolio, Administrative Class	19,565		15,278		4,287	14,493	4,446		10,047
PIMCO VIT Income Portfolio, Institutional Class	533		1,683		(1,150)	632	1,223		(591)
PIMCO VIT Low Duration Portfolio, Administrative Class	542		26,361		(25,819)	6,450	18,728		(12,278)
PIMCO VIT Real Return Portfolio, Administrative Class	3,813		15,235		(11,422)	4,862	6,965		(2,103)
PIMCO VIT Total Return Portfolio, Administrative Class	35,465		109,874		(74,409)	42,129	49,869		(7,740)
Putnam VT Focused International Equity Fund, Class IA	-		0	*	(0)*	-	648		(648)
Putnam VT Global Asset Allocation Fund, Class IA	-		0	*	(0)*	-	0	*	(0)*
Putnam VT High Yield Fund, Class IA	482		1,163		(681)	339	2,159		(1,820)
Putnam VT Income Fund, Class IB	1,595		24,817		(23,222)	25,721	15,154		10,567
Putnam VT International Value Fund, Class IA	12,070		11,270		800	12,939	17,979		(5,040)
Putnam VT Large Cap Growth Fund, Class IA	2,408		1,789		619	2,710	2,691		19
Putnam VT Large Cap Value Fund, Class IA	9,315		9,382		(67)	13,531	11,058		2,473
Putnam VT Research Fund, Class IA	-		0	*	(0)*	-	0	*	(0)*
Putnam VT Small Cap Value Fund, Class IA	-		45		(45)	-	86		(86)
Putnam VT Sustainable Future Fund, Class IA	1,527		1,412		115	796	2,949		(2,153)
Royce Capital Fund Small-Cap Portfolio, Service Class	-		56		(56)	-	60		(60)
T. Rowe Price Blue Chip Growth Portfolio, Class II	41,747		65,845		(24,098)	43,426	36,647		6,779
VanEck VIP Emerging Markets Fund, Initial Class	0	*	16		(16)	-	16		(16)
VanEck VIP Global Resources Fund, Initial Class	1,605		3,798		(2,193)	2,890	1,991		899
Vanguard VIF Global Bond Index Portfolio	2,150		44,925		(42,775)	7,690	17,672		(9,982)
Vanguard VIF Real Estate Index Portfolio	573		8,056		(7,483)	8,553	722		7,831
Vanguard VIF Total Bond Market Index Portfolio	58,760		56,682		2,078	109,858	158,635		(48,777)
Victory RS Small Cap Growth Equity VIP Series, Class I	6,838		8,494		(1,656)	4,588	2,934		1,654

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

96

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received, deducted through a redemption of units, and recorded as Policy owners’ net payments within the Statements of Changes in Net Assets.	not more than 10.0% of each premium payment received

Service Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$7.50 - $10 per month

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted daily, assessed through a redemption of units and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a daily charge amounting to a per annum aggregate of 0.10% - 0.90% of the average daily net assets of the Subaccounts

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer after the first 12 transfers in any calendar year

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per withdrawal after the first partial withdrawal in the same Policy year

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk per month

Charge for Change of Death Benefit Option
This charge is assessed to reimburse the Company for costs incurred from a change of death benefit option. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	maximum fee of $100 per change

97

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Alger Small Cap Growth Portfolio, Class I-2
2025	2		$278.12	$568		0.00%	5.91%
2024	2		262.59	478		0.40%	8.13%
2023	2		242.85	441		0.00%	16.49%
2022	2		208.47	390		0.00%	(38.01)%
2021	3		336.31	849		0.00%	(6.06)%
American Funds IS Global Small Capitalization Fund, Class 2
2025	1		25.06	31		0.10%	14.64%
2024	12		21.86	252		1.17%	2.33%
2023	5		21.36	104		0.27%	16.17%
2022	3		18.39	56		0.00%	(29.55)%
2021	2		26.10	64		0.00%	6.74%
American Funds IS Growth Fund, Class 2
2025	36		91.05	3,273		0.14%	20.23%
2024	50		75.73	3,796		0.34%	31.63%
2023	61		57.54	3,508		0.36%	38.48%
2022	70		41.55	2,896		0.32%	(29.94)%
2021	74		59.30	4,368		0.20%	21.99%
American Funds IS Growth-Income Fund, Class 2
2025	0	*	26.16	0	*	0.98%	18.06%
2024	0	*	22.16	0	*	1.11%	24.23%
2023	0	*	17.84	0	*	1.37%	26.14%
2022	0	*	14.14	0	*	1.28%	(16.47)%
2021	0	*	16.93	-		1.12%	24.07%
American Funds IS International Fund, Class 2
2025	50		20.77	1,048		1.17%	26.76%
2024	90		16.38	1,482		1.19%	3.16%
2023	113		15.88	1,791		1.30%	15.84%
2022	113		13.71	1,548		1.62%	(20.79)%
2021	150		17.30	2,593		2.67%	(1.50)%

98

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
American Funds IS New World Fund, Class 2
2025	46		$40.60	$1,886		1.14%	28.30%
2024	50		31.64	1,567		1.41%	6.56%
2023	52		29.70	1,542		1.43%	16.00%
2022	54		25.60	1,374		1.33%	(22.10)%
2021	52		32.86	1,722		0.77%	4.92%
American Funds IS Washington Mutual Investors Fund, Class 2
2025	2		16.23	26		4.09%	8.17%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I
2025	0	*	17.45	0	*	4.30%	15.68%
2024	0	*	15.08	0	*	2.28%	11.64%
2023	0	*	13.51	0	*	2.04%	15.62%
2022	0	*	11.68	0	*	3.21%	(15.03)%
2021	-		13.75	-		5.30%	37.50%
BlackRock Global Allocation V.I. Fund, Class I
2025	64		20.65	1,325		2.55%	19.80%
2024	152		17.24	2,614		1.38%	9.23%
2023	175		15.78	2,758		2.21%	12.83%
2022	179		13.98	2,503		0.00%	(15.86)%
2021	179		16.62	2,983		0.98%	6.67%
BlackRock High Yield V.I. Fund, Class I
2025	19		14.22	264		6.77%	9.18%
2024	43		13.03	555		6.95%	8.27%
2023	49		12.03	591		6.54%	13.19%
2022	65		10.63	693		5.37%	(10.34)%
2021	47		11.86	555		4.53%	5.32%
BNY Mellon Stock Index Fund, Inc., Initial Shares
2025	546		70.61	38,546		1.03%	17.53%
2024	575		60.08	34,534		1.16%	24.66%
2023	649		48.20	31,264		1.44%	25.93%
2022	642		38.27	24,575		1.35%	(18.32)%
2021	669		46.86	31,356		1.11%	28.41%
ClearBridge Variable Mid Cap Portfolio, Class I
2025	6		20.95	123		0.28%	4.35%
2024	6		20.08	125		0.63%	10.01%
2023	5		18.25	98		0.11%	12.92%
2022	7		16.17	112		0.35%	(25.31)%
2021	6		21.64	123		0.02%	28.71%
ClearBridge Variable Small Cap Growth Portfolio, Class I
2025	20		26.25	533		0.00%	9.23%
2024	30		24.03	717		0.00%	4.50%
2023	25		23.00	578		0.00%	8.40%
2022	19		21.21	409		0.00%	(28.85)%
2021	17		29.81	492		0.00%	12.61%

99

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Columbia VP Small Cap Value Fund, Class 1
2025	3		$64.23	$184		1.21%	14.99%
2024	3		55.86	161		0.76%	8.87%
2023	3		51.31	148		0.75%	21.94%
2022	3		42.08	116		0.11%	(8.69)%
2021	6		46.08	281		0.68%	29.19%
Davis Equity Portfolio
2025	4		59.90	242		1.08%	27.24%
2024	4		47.08	193		1.12%	18.05%
2023	4		39.88	166		1.39%	32.63%
2022	4		30.07	127		1.29%	(20.13)%
2021	4		37.64	162		0.60%	17.85%
Davis Financial Portfolio
2025	8		59.60	461		1.71%	29.12%
2024	8		46.16	349		1.39%	29.50%
2023	11		35.64	402		2.64%	15.29%
2022	10		30.92	321		2.27%	(8.53)%
2021	8		33.80	275		3.43%	30.54%
Delaware VIP International Series, Standard Class
2024	-		-	-		2.34%	1.96%
2023	26		10.22	270		1.37%	13.58%
2022	7		8.99	60		0.88%	(17.37)%
2021	18		10.88	191		0.91%	6.87%
Dimensional VIT Inflation-Protected Securities Portfolio, Institutional
2025	10		10.52	102		4.01%	7.55%
2024	7		9.78	68		2.22%	1.88%
2023	6		9.60	54		1.74%	4.02%
2022	17		9.23	157		12.34%	(7.71)%
2021	-		-	-		0.00%	0.00%
DWS Core Equity VIP, Class A
2025	0	*	60.33	0	*	0.00%	16.83%
2024	0	*	51.64	0	*	0.86%	20.08%
2023	0	*	43.00	0	*	0.93%	25.57%
2022	0	*	34.25	0	*	0.59%	(15.88)%
2021	-		-	-		0.00%	0.00%
DWS High Income VIP, Class A
2025	6		27.10	168		7.31%	8.94%
2024	22		24.88	555		6.06%	7.14%
2023	16		23.22	369		5.30%	11.34%
2022	11		20.86	231		5.23%	(8.88)%
2021	10		22.89	233		3.47%	4.00%

100

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
DWS Small Cap Index VIP, Class A
2025	225	$43.15	$9,715	1.39%	12.64%
2024	246	38.31	9,418	1.18%	11.15%
2023	268	34.46	9,240	1.13%	16.76%
2022	258	29.52	7,629	0.91%	(20.64)%
2021	278	37.19	10,326	0.86%	14.50%
DWS Small Mid Cap Value VIP, Class A
2025	47	42.49	1,980	1.01%	18.21%
2024	46	35.95	1,671	1.15%	6.21%
2023	45	33.84	1,527	1.15%	14.95%
2022	45	29.44	1,335	0.85%	(15.80)%
2021	45	34.97	1,564	1.22%	30.50%
Eaton Vance VT Floating-Rate Income Fund, Initial Class
2025	45	14.92	671	6.80%	3.95%
2024	102	14.35	1,459	7.88%	7.68%
2023	118	13.33	1,567	8.21%	11.21%
2022	115	11.98	1,383	4.65%	(2.74)%
2021	114	12.32	1,405	2.89%	3.61%
Empower Aggressive Profile Fund, Investor Class
2025	22	22.24	492	1.72%	17.42%
2024	28	18.94	526	3.31%	11.94%
2023	25	16.92	426	2.88%	16.94%
2022	38	14.47	556	1.31%	(15.17)%
2021	39	17.05	673	5.96%	19.49%
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-	-	-	1.27%	6.66%
2023	3	73.62	195	1.83%	10.45%
2022	3	66.65	178	5.05%	(12.94)%
2021	3	76.56	219	2.18%	26.13%
Empower Bond Index Fund, Investor Class
2025	263	15.67	4,120	3.07%	6.62%
2024	244	14.70	3,586	2.25%	0.82%
2023	281	14.58	4,090	2.05%	5.02%
2022	249	13.88	3,453	1.16%	(13.68)%
2021	236	16.08	3,793	0.80%	(2.39)%
Empower Conservative Profile Fund, Investor Class
2025	503	14.37	7,227	3.14%	8.19%
2024	433	13.28	5,744	19.41%	5.09%
2023	38	12.64	477	2.33%	8.25%
2022	97	11.67	1,134	1.97%	(9.93)%
2021	61	12.96	787	2.21%	6.35%

101

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Core Bond Fund, Investor Class
2025	45		$16.41	$735		6.62%	6.75%
2024	4		15.37	61		2.90%	1.53%
2023	6		15.14	94		2.11%	6.20%
2022	9		14.25	123		0.63%	(14.70)%
2021	164		16.71	2,744		0.78%	(1.55)%
Empower Emerging Markets Equity Fund, Investor Class
2025	0	*	14.24	0	*	0.00%	32.78%
2024	0	*	10.73	0	*	1.29%	9.85%
2023	0	*	9.76	0	*	1.34%	9.67%
2022	7		8.90	61		0.76%	(22.34)%
2021	14		11.46	164		1.93%	(4.43)%
Empower Global Bond Fund, Investor Class
2025	75		13.93	1,046		3.12%	7.54%
2024	71		12.95	917		2.42%	(0.87)%
2023	74		13.07	972		0.83%	5.13%
2022	111		12.43	1,386		0.80%	(14.65)%
2021	95		14.56	1,386		0.80%	(6.46)%
Empower Government Money Market Fund, Investor Class
2024	-		-	-		2.27%	2.28%
2023	2,268		14.30	31,746		4.46%	4.54%
2022	2,396		13.68	32,781		1.37%	1.22%
2021	1,526		13.52	20,623		0.01%	0.01. %
Empower Inflation-Protected Securities Fund, Investor Class
2025	0	*	12.49	0	*	5.27%	6.75%
2024	0	*	11.71	0	*	3.39%	2.80%
2023	0	*	11.39	0	*	4.12%	4.76%
2022	0	*	10.87	0	*	0.00%	(8.92)%
2021	73		11.93	869		2.49%	4.76%
Empower International Index Fund, Investor Class
2025	279		21.74	6,058		2.35%	30.92%
2024	319		16.60	5,305		2.01%	2.92%
2023	335		16.13	5,403		2.35%	17.52%
2022	330		13.73	4,531		1.77%	(14.74)%
2021	317		16.10	5,105		2.21%	10.75%
Empower International Value Fund, Investor Class
2025	228		25.33	5,784		1.58%	39.10%
2024	287		18.21	5,224		1.72%	5.46%
2023	255		17.27	4,410		1.14%	18.03%
2022	438		14.63	6,403		1.21%	(15.18)%
2021	441		17.25	7,603		2.06%	10.83%

102

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower Large Cap Growth Fund, Investor Class
2025	12	$107.75	$1,241	0.00%	13.98%
2024	12	94.53	1,147	0.00%	25.44%
2023	11	75.36	804	0.10%	33.57%
2022	8	56.42	428	0.39%	(23.16)%
2021	5	73.42	341	1.00%	20.84%
Empower Large Cap Value Fund, Investor II Class
2025	301	20.60	6,192	1.01%	17.12%
2024	162	17.59	2,848	0.75%	15.51%
2023	177	15.23	2,697	1.12%	12.51%
2022	180	13.53	2,438	1.67%	(3.41)%
2021	200	14.01	2,804	1.14%	26.15%
Empower Lifetime 2015 Fund, Investor Class
2025	43	17.43	742	2.76%	10.14%
2024	38	15.83	606	2.54%	6.43%
2023	42	14.87	617	2.95%	10.33%
2022	42	13.48	566	1.39%	(12.27)%
2021	78	15.36	1,204	1.84%	8.48%
Empower Lifetime 2020 Fund, Investor Class
2025	40	18.13	725	2.87%	10.69%
2024	36	16.38	594	2.81%	6.95%
2023	43	15.31	652	2.72%	10.97%
2022	46	13.80	640	2.06%	(12.95)%
2021	46	15.85	722	2.29%	9.17%
Empower Lifetime 2025 Fund, Investor Class
2025	409	19.07	7,791	2.31%	11.70%
2024	439	17.07	7,490	2.37%	7.33%
2023	500	15.91	7,959	2.37%	11.91%
2022	536	14.21	7,624	1.83%	(13.83)%
2021	347	16.49	5,724	2.29%	10.16%
Empower Lifetime 2030 Fund, Investor Class
2025	462	20.43	9,431	2.66%	12.97%
2024	429	18.09	7,758	2.88%	8.06%
2023	217	16.74	3,637	2.73%	13.07%
2022	192	14.80	2,839	1.94%	(14.62)%
2021	170	17.34	2,942	2.57%	11.60%
Empower Lifetime 2035 Fund, Investor Class
2025	208	21.87	4,558	2.31%	14.35%
2024	165	19.13	3,158	2.34%	9.19%
2023	158	17.52	2,760	2.04%	14.40%
2022	142	15.31	2,169	1.59%	(15.62)%
2021	114	18.15	2,074	2.39%	13.46%

103

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Lifetime 2040 Fund, Investor Class
2025	49		$23.35	$1,147		2.48%	15.68%
2024	49		20.18	989		1.32%	10.19%
2023	109		18.32	2,002		2.40%	15.73%
2022	108		15.83	1,710		1.78%	(16.30)%
2021	91		18.91	1,725		2.95%	15.11%
Empower Lifetime 2045 Fund, Investor Class
2025	52		23.99	1,249		1.66%	16.71%
2024	59		20.55	1,221		1.98%	10.82%
2023	55		18.54	1,022		1.82%	16.73%
2022	55		15.89	874		1.29%	(16.82)%
2021	55		19.10	1,058		2.37%	16.02%
Empower Lifetime 2050 Fund, Investor Class
2025	10		24.47	235		1.53%	17.26%
2024	14		20.87	294		1.82%	11.14%
2023	21		18.77	397		1.86%	17.05%
2022	29		16.04	464		1.76%	(16.95)%
2021	25		19.31	487		3.05%	16.15%
Empower Lifetime 2055 Fund, Investor Class
2025	25		24.23	617		1.12%	17.71%
2024	24		20.59	497		1.22%	11.10%
2023	31		18.53	572		1.28%	17.06%
2022	35		15.83	556		1.12%	(17.13)%
2021	23		19.10	435		2.17%	16.10%
Empower Lifetime 2060 Fund, Investor Class
2025	0	*	18.03	7		4.26%	17.97%
2024	0	*	15.28	4		3.69%	10.90%
2023	0	*	13.78	1		4.67%	16.97%
2022	0	*	11.78	0	*	2.92%	(17.10)%
2021	0	*	14.21	0	*	9.41%	0.00%
Empower Mid Cap Value Fund, Investor Class
2025	36		23.06	839		4.14%	8.32%
2024	48		21.28	1,025		10.39%	15.68%
2023	25		18.40	468		0.51%	15.15%
2022	25		15.98	392		0.61%	(11.76)%
2021	19		18.11	345		27.50%	30.17%
Empower Moderate Profile Fund, Investor Class
2025	13		17.63	231		1.98%	11.96%
2024	19		15.74	306		3.45%	7.95%
2023	17		14.58	244		3.83%	11.93%
2022	12		13.03	159		1.31%	(12.02)%
2021	6		14.81	93		3.03%	11.98%

104

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower Moderately Aggressive Profile Fund, Investor Class
2025	10	$19.09	$189	1.34%	13.79%
2024	18	16.78	296	2.54%	9.34%
2023	9	15.34	132	2.63%	13.60%
2022	7	13.51	96	0.92%	(13.09)%
2021	2	15.54	30	4.87%	14.25%
Empower Moderately Conservative Profile Fund, Investor Class
2025	4	15.87	63	2.38%	10.03%
2024	4	14.43	52	0.05%	6.45%
2023	238	13.55	3,223	3.45%	9.90%
2022	204	12.33	2,518	1.74%	(10.82)%
2021	151	13.83	2,094	3.77%	9.13%
Empower Multi-Sector Bond Fund, Investor Class
2025	3	50.72	130	1.97%	7.98%
2024	10	46.97	455	1.39%	5.14%
2023	36	44.67	1,610	5.39%	7.88%
2022	6	41.41	236	2.31%	(11.42)%
2021	6	46.74	281	2.24%	0.89%
Empower Real Estate Index Fund, Investor Class
2025	42	18.06	752	1.23%	3.16%
2024	80	17.51	1,396	2.39%	7.54%
2023	109	16.28	1,782	1.82%	13.31%
2022	108	14.37	1,551	1.75%	(26.40)%
2021	97	19.53	1,899	0.66%	44.31%
Empower S&P Mid Cap 400 Index Fund, Investor Class
2025	367	32.95	12,083	1.44%	6.94%
2024	392	30.81	12,076	1.12%	13.27%
2023	381	27.20	10,377	0.46%	15.76%
2022	388	23.50	9,110	0.43%	(13.55)%
2021	428	27.18	11,622	1.51%	24.01%
Empower S&P Small Cap 600 Index Fund, Investor Class
2025	37	25.58	943	2.15%	5.55%
2024	41	24.23	1,004	0.72%	7.94%
2023	49	22.45	1,089	0.55%	15.47%
2022	45	19.44	866	0.52%	(16.51)%
2021	38	23.29	886	2.61%	25.94%
Empower Short Duration Bond Fund, Investor Class
2025	195	17.26	3,373	2.76%	5.29%
2024	247	16.40	4,053	5.13%	4.24%
2023	215	15.73	3,376	2.34%	5.67%
2022	227	14.89	3,384	1.28%	(4.25)%
2021	425	15.55	6,603	1.04%	(0.03)%

105

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Small Cap Growth Fund, Investor Class
2025	0	*	$27.49	$0	*	0.00%	7.81%
2024	0	*	25.49	0	*	0.44%	10.49%
2023	0	*	23.07	0	*	0.00%	15.76%
2022	0	*	19.93	0	*	0.33%	(25.36)%
2021	0	*	-	0	*	20.96%	0.00%
Empower Small Cap Value Fund, Investor Class
2025	19		70.45	1,308		0.00%	4.08%
2024	18		67.69	1,201		0.00%	8.21%
2023	18		62.55	1,103		0.05%	17.81%
2022	19		53.09	1,030		0.06%	(10.03)%
2021	21		59.01	1,215		3.35%	30.67%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2025	30		82.54	2,483		0.00%	2.99%
2024	32		80.15	2,593		0.00%	9.05%
2023	33		73.49	2,437		0.00%	19.92%
2022	33		61.29	2,052		0.02%	(22.79)%
2021	36		79.38	2,860		0.18%	14.83%
Empower U.S. Government Securities Fund, Investor Class
2025	152		24.01	3,641		2.55%	6.60%
2024	160		22.52	3,603		3.79%	0.76%
2023	27		22.35	605		2.46%	4.44%
2022	28		21.40	599		0.70%	(12.08)%
2021	159		24.34	3,859		0.66%	(2.15)%
Federated Hermes High Income Bond Fund II, Primary Shares
2025	0	*	42.86	0	*	4.71%	8.23%
2024	0	*	39.60	0	*	5.52%	6.27%
2023	0	*	37.27	0	*	24.56%	12.71%
2022	5		33.06	154		5.56%	(11.78)%
2021	4		37.48	158		4.00%	274.79%
Federated Hermes Kaufmann Fund II, Primary Shares
2025	1		49.51	55		0.00%	11.52%
2024	4		44.40	166		0.89%	17.05%
2023	8		37.93	290		0.00%	15.23%
2022	5		32.92	162		0.00%	(30.09)%
2021	4		47.09	201		0.00%	2.51%
Fidelity VIP Contrafund Portfolio, Service Class 2
2025	2		113.08	202		0.00%	21.19%
2024	24		93.30	2,229		0.03%	33.45%
2023	26		69.92	1,814		0.27%	33.12%
2022	25		52.52	1,328		0.29%	(26.49)%
2021	25		71.45	1,766		0.03%	27.51%

106

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2025	55	$18.52	$1,012	1.02%	40.79%
2024	130	13.15	1,706	1.24%	9.71%
2023	148	11.99	1,777	1.97%	9.49%
2022	147	10.95	1,612	1.56%	(20.37)%
2021	143	13.75	1,970	2.11%	(2.41)%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2024	-	-	-	0.00%	7.83%
Fidelity VIP Government Money Market Portfolio, Service Class 2
2025	2,647	10.71	28,355	3.79%	3.86%
2024	2,502	10.31	25,808	3.39%	2.90%
Fidelity VIP Growth Portfolio, Service Class 2
2025	1	83.67	48	0.05%	14.61%
2024	1	73.00	44	0.00%	30.07%
2023	1	56.12	40	0.00%	35.89%
2022	1	41.30	34	0.33%	(24.63)%
2021	1	54.80	53	0.00%	22.88%
Fidelity VIP Index 500 Portfolio, Initial Class
2025	531	17.41	9,242	1.02%	17.78%
2024	907	14.78	13,402	1.38%	24.90%
2023	681	11.84	8,057	1.49%	26.19%
2022	601	9.38	5,638	1.49%	(18.21)%
2021	522	11.47	5,988	0.00%	14.68%
Fidelity VIP International Index Portfolio, Service Class 2
2025	8	15.47	128	2.29%	32.82%
2024	7	11.65	80	2.53%	7.68%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2025	9	25.46	224	3.51%	6.93%
2024	9	23.81	207	3.38%	1.50%
2023	8	23.46	191	2.56%	6.00%
2022	8	22.13	173	2.04%	(13.21)%
2021	11	25.50	282	1.82%	(0.90)%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2025	1	108.95	97	0.21%	11.49%
2024	1	97.73	105	0.19%	17.18%
2023	3	83.40	280	0.36%	14.80%
2022	4	72.65	308	0.26%	(14.97)%
2021	5	85.44	406	0.37%	25.31%
Goldman Sachs VIT Government Money Market Fund, Service Class
2025	68	10.73	729	3.86%	3.94%
2024	45	10.32	463	5.01%	1.94%

107

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Mid Cap Value Fund, Institutional Class
2025	0	*	$31.57	$15		1.19%	9.39%
2024	1		28.86	18		1.02%	12.40%
2023	1		25.68	21		0.30%	11.42%
2022	4		23.05	89		0.71%	(9.99)%
2021	4		25.60	98		0.49%	30.95%
Invesco V.I. Core Equity Fund, Series I
2025	0	*	57.27	21		0.64%	16.17%
2024	0	*	49.30	19		0.69%	25.61%
2023	0	*	39.25	18		0.72%	23.36%
2022	1		31.82	16		0.96%	(20.54)%
2021	1		40.04	26		0.64%	27.74%
Invesco V.I. EQV International Equity Fund, Series I
2025	128		26.76	3,432		1.48%	16.50%
2024	134		22.97	3,081		1.80%	0.62%
2023	122		22.83	2,792		0.20%	18.15%
2022	131		19.32	2,537		1.76%	(18.31)%
2021	135		23.65	3,201		1.14%	5.89%
Invesco V.I. Global Real Estate Fund, Series I
2025	34		43.41	1,492		2.14%	7.85%
2024	31		40.25	1,245		2.53%	(1.80)%
2023	28		40.99	1,139		1.55%	9.05%
2022	27		37.59	1,002		2.93%	(24.94)%
2021	27		50.08	1,364		2.38%	25.71%
Invesco V.I. Health Care Fund, Series I
2025	0	*	56.16	28		0.00%	15.33%
2024	2		48.69	92		0.00%	4.17%
2023	2		46.75	113		0.00%	3.02%
2022	1		45.37	39		0.00%	(13.30)%
2021	1		52.34	47		0.24%	12.28%
Invesco V.I. Main Street Mid Cap Fund, Series I
2024	-		-	-		0.00%	0.00%
2023	-		-	-		0.00%	14.47%
2022	-		-	0	*	0.00%	(14.26)%
2021	14		38.00	515		0.46%	23.24%
Invesco V.I. Main Street Small Cap Fund, Series I
2025	37		25.59	936		0.44%	8.70%
2024	45		23.54	1,048		0.00%	12.68%
2023	30		20.89	634		1.25%	18.13%
2022	29		17.68	515		0.53%	(15.83)%
2021	28		21.01	586		0.34%	22.55%

108

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Janus Henderson VIT Balanced Portfolio, Institutional Shares
2025	48	$65.11	$3,116	1.92%	15.11%
2024	73	56.56	4,139	2.15%	15.43%
2023	61	49.00	3,010	2.05%	15.41%
2022	66	42.46	2,787	1.29%	(16.40)%
2021	61	50.79	3,082	0.87%	17.20%
Janus Henderson VIT Enterprise Portfolio, Institutional Shares
2025	23	27.15	612	0.21%	7.67%
2024	23	25.21	590	0.74%	15.61%
2023	25	21.81	544	0.15%	18.07%
2022	33	18.47	602	0.18%	(15.94)%
2021	33	21.98	725	0.36%	16.83%
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares
2025	57	31.52	1,791	5.11%	7.40%
2024	70	29.35	2,055	5.03%	1.96%
2023	60	28.78	1,726	4.24%	5.50%
2022	89	27.28	2,430	2.44%	(13.66)%
2021	93	31.60	2,936	2.00%	(0.90)%
Janus Henderson VIT Forty Portfolio, Institutional Shares
2025	12	151.01	1,789	0.09%	18.14%
2024	22	127.82	2,794	0.11%	28.47%
2023	20	99.50	1,945	0.22%	39.96%
2022	18	71.09	1,262	0.19%	(33.55)%
2021	17	106.99	1,823	0.00%	22.90%
Janus Henderson VIT Global Research Portfolio, Institutional Shares
2025	6	36.11	216	0.63%	20.92%
2024	21	29.86	618	0.83%	23.58%
2023	18	24.16	426	1.21%	26.78%
2022	7	19.06	124	1.05%	(19.41)%
2021	7	23.65	171	0.41%	18.09%
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2025	11	175.62	2,017	0.00%	25.15%
2024	21	140.32	2,973	0.00%	32.10%
2023	24	106.22	2,576	0.00%	54.55%
2022	25	68.73	1,698	0.00%	(36.95)%
2021	27	109.01	2,989	0.22%	18.01%
Janus Henderson VIT Overseas Portfolio, Institutional Shares
2025	2	57.34	102	1.45%	28.87%
2024	2	44.49	80	1.38%	5.84%
2023	2	42.04	77	1.53%	10.87%
2022	2	37.91	71	1.78%	(8.60)%
2021	2	41.48	79	1.16%	13.58%

109

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Lord Abbett Series Fund Developing Growth Portfolio, Class VC
2025	1		$24.96	$37		0.19%	14.59%
2024	2		21.78	41		0.10%	22.18%
2023	20		17.83	362		0.00%	8.17%
2022	8		16.48	126		0.00%	(35.98)%
2021	9		25.75	242		0.00%	(2.75)%
Lord Abbett Series Fund Total Return Portfolio, Class VC
2025	28		11.81	331		10.39%	7.19%
2024	6		11.02	63		4.68%	2.66%
2023	6		10.73	61		4.45%	6.34%
2022	5		10.10	54		2.55%	(14.05)%
2021	2		11.75	20		1.97%	(0.24)%
LVIP American Century Capital Appreciation Fund, Standard Class II
2025	0	*	32.90	0	*	0.00%	6.72%
2024	20		30.83	616		0.00%	24.98%
2023	20		24.67	499		0.00%	20.69%
2022	21		20.44	422		0.00%	(28.11)%
2021	19		28.43	532		0.00%	11.16%
LVIP American Century Inflation Protection Fund, Service Class
2025	189		12.46	2,358		7.23%	6.33%
2024	243		11.72	2,843		3.72%	1.54%
2023	318		11.54	3,665		3.31%	3.40%
2022	318		11.16	3,548		5.04%	(13.08)%
2021	287		12.84	3,681		3.11%	6.27%
LVIP American Century International Fund, Standard Class II
2025	3		21.71	56		1.21%	15.98%
2024	3		18.72	51		1.62%	2.61%
2023	3		18.24	48		1.34%	12.57%
2022	3		16.20	43		1.38%	(24.75)%
2021	3		21.54	71		0.16%	8.75%
LVIP American Century Mid Cap Value Fund, Standard Class II
2025	21		18.87	404		0.98%	8.99%
2024	87		17.31	1,507		2.44%	8.73%
2023	112		15.92	1,788		2.35%	6.13%
2022	102		15.00	1,526		2.23%	(1.19)%
2021	111		15.19	1,689		1.11%	23.20%
LVIP American Century Ultra Fund, Standard Class II
2025	0	*	107.53	0	*	0.00%	12.84%
2024	0	*	95.29	0	*	0.00%	28.80%
2023	0	*	73.99	0	*	0.00%	43.51%
2022	3		51.55	167		0.00%	(32.38)%
2021	3		76.24	241		0.00%	662.37%

110

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
LVIP American Century Value Fund, Standard Class II
2025	12		$88.70	$1,055		1.58%	16.02%
2024	13		76.45	1,020		2.93%	9.48%
2023	14		69.83	975		2.39%	9.10%
2022	15		64.01	937		2.02%	0.54%
2021	24		63.66	1,544		1.74%	24.51%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2025	0	*	21.86	0	*	0.00%	10.27%
2024	0	*	19.82	0	*	0.79%	11.71%
2023	0	*	17.74	0	*	1.38%	13.10%
2022	0	*	15.69	0	*	0.31%	(20.28)%
LVIP JPMorgan U.S. Equity Fund, Standard Class
2025	0	*	33.22	0	*	0.00%	14.54%
2024	0	*	29.00	0	*	0.50%	23.99%
2023	0	*	23.39	0	*	1.55%	27.16%
2022	0	*	18.40	0	*	0.37%	(19.19)%
MFS VIT Growth Series, Initial Class
2025	0	*	29.87	0	*	0.00%	12.19%
2024	0	*	26.62	0	*	0.00%	31.47%
2023	0	*	20.25	0	*	0.00%	35.86%
2022	1		14.90	8		0.00%	(31.64)%
2021	1		21.80	21		0.00%	23.53%
MFS VIT II International Growth Portfolio, Initial Class
2025	110		17.56	1,926		0.83%	21.12%
2024	159		14.50	2,300		0.99%	9.00%
2023	180		13.30	2,389		1.10%	14.72%
2022	173		11.60	2,009		0.62%	(14.95)%
2021	169		13.64	2,305		0.48%	9.27%
MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class
2025	0	*	19.01	0	*	0.00%	5.76%
2024	0	*	17.97	0	*	0.97%	4.95%
2023	0	*	17.13	0	*	0.01%	18.96%
2022	1		14.40	9		0.78%	(18.37)%
2021	1		17.64	14		0.84%	29.64%
MFS VIT III Global Real Estate Portfolio, Initial Class
2025	21		14.44	300		2.00%	3.53%
2024	24		13.94	340		2.12%	(2.69)%
2023	22		14.33	320		0.86%	11.46%
2022	18		12.86	228		1.64%	(26.94)%
2021	13		17.60	232		0.91%	30.12%

111

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
MFS VIT III Mid Cap Value Portfolio, Initial Class
2025	7		$21.51	$147		1.10%	5.98%
2024	18		20.29	371		1.53%	13.75%
2023	4		17.84	74		1.60%	12.73%
2022	4		15.83	61		1.03%	(8.79)%
2021	3		17.35	54		0.88%	30.99%
MFS VIT Mid Cap Growth Series, Initial Class
2025	9		25.95	234		0.00%	3.66%
2024	14		25.04	339		0.00%	14.72%
2023	15		21.82	320		0.00%	21.32%
2022	26		17.99	465		0.00%	(28.70)%
2021	38		25.23	954		0.00%	14.11%
MFS VIT Research Series, Initial Class
2025	0	*	32.94	0	*	0.00%	12.85%
2024	0	*	29.19	0	*	0.62%	18.87%
2023	0	*	24.55	0	*	0.00%	22.42%
2022	2		20.06	36		0.52%	(17.21)%
2021	3		24.23	76		0.54%	24.80%
MFS VIT Total Return Bond Series, Initial Class
2025	246		12.20	3,006		4.43%	7.17%
2024	254		11.38	2,888		4.26%	2.55%
2023	262		11.10	2,910		3.20%	7.38%
2022	266		10.34	2,749		2.77%	(13.93)%
2021	272		12.01	3,266		2.23%	(0.81)%
MFS VIT Value Series, Initial Class
2025	84		25.36	2,132		1.53%	13.01%
2024	94		22.44	2,098		1.72%	11.61%
2023	74		20.10	1,486		1.81%	7.93%
2022	66		18.63	1,228		1.31%	(5.91)%
2021	78		19.80	1,548		1.28%	25.45%
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I
2025	0	*	52.12	14		0.00%	5.45%
2024	0	*	49.43	12		0.00%	24.02%
2023	0	*	39.85	12		0.00%	18.15%
2022	0	*	33.73	11		0.00%	(28.73)%
2021	0	*	47.33	18		0.00%	12.99%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I
2025	-		-	0	*	0.00%	11.56%
2024	-		-	0	*	1.32%	8.82%
2023	-		33.44	0	*	1.52%	11.00%
2022	-		30.13	0	*	0.00%	(9.75)%
2021	2		33.38	78		0.61%	32.80%

112

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Neuberger Berman AMT Quality Equity Portfolio, Class I
2025	3	$86.42	$277	0.00%	13.74%
2024	4	75.98	309	0.23%	25.84%
2023	4	60.38	261	0.35%	26.90%
2022	2	47.58	76	0.43%	(18.45)%
2021	2	58.35	88	0.42%	23.48%
Nomura VIP International Core Equity Series, Standard Class
2025	9	12.55	119	1.40%	24.55%
2024	34	10.07	346	1.29%	0.73%
Nomura VIP Small Cap Value Series, Service Class
2025	22	22.76	493	0.97%	7.83%
2024	25	21.11	529	0.93%	11.02%
2023	32	19.01	602	0.65%	9.10%
2022	30	17.43	522	0.44%	(12.36)%
2021	35	19.88	700	0.59%	34.01%
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class
2025	6	16.97	97	2.89%	18.79%
2024	6	14.29	82	2.22%	4.16%
2023	6	13.72	80	16.06%	(7.85)%
2022	5	14.89	73	20.97%	8.61%
2021	4	13.71	51	3.15%	37.05%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
2025	68	11.84	804	4.50%	12.75%
2024	155	10.50	1,631	3.54%	(0.50)%
2023	178	10.55	1,879	2.26%	5.26%
2022	174	10.02	1,743	1.49%	(11.00)%
2021	190	11.26	2,136	5.18%	(4.16)%
PIMCO VIT High Yield Portfolio, Administrative Class
2025	62	34.54	2,128	6.29%	8.95%
2024	57	31.70	1,817	5.86%	6.89%
2023	47	29.66	1,402	5.67%	12.22%
2022	37	26.43	979	5.06%	(10.28)%
2021	38	29.46	1,114	4.48%	3.63%
PIMCO VIT Income Portfolio, Institutional Class
2025	1	12.55	16	5.35%	10.36%
2024	2	11.37	27	6.02%	5.57%
2023	3	10.77	32	5.58%	6.50%
PIMCO VIT Low Duration Portfolio, Administrative Class
2025	186	17.57	3,265	3.95%	5.52%
2024	212	16.65	3,524	3.99%	4.50%
2023	224	15.94	3,568	3.57%	4.97%
2022	291	15.18	4,423	1.52%	(5.74)%
2021	532	16.11	8,568	0.52%	(0.93)%

113

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
PIMCO VIT Real Return Portfolio, Administrative Class
2025	40		$22.20	$877		3.31%	7.85%
2024	51		20.59	1,049		2.63%	2.13%
2023	53		20.16	1,069		2.99%	3.67%
2022	46		19.44	898		7.05%	(11.90)%
2021	55		22.07	1,224		5.08%	5.59%
PIMCO VIT Total Return Portfolio, Administrative Class
2025	314		23.02	7,234		4.10%	8.89%
2024	389		21.14	8,216		4.04%	2.53%
2023	396		20.62	8,173		3.57%	5.93%
2022	366		19.47	7,134		2.62%	(14.30)%
2021	367		22.72	8,347		1.83%	(1.27)%
Putnam VT Focused International Equity Fund, Class IA
2025	0	*	23.05	0	*	4.02%	36.75%
2024	0	*	16.86	0	*	2.32%	3.63%
2023	1		16.27	11		0.21%	19.56%
2022	10		13.60	142		2.04%	(17.99)%
2021	12		16.59	198		1.05%	12.84%
Putnam VT Global Asset Allocation Fund, Class IA
2025	0	*	22.25	0	*	4.14%	14.69%
2024	0	*	19.40	0	*	2.39%	16.63%
2023	0	*	16.63	0	*	0.03%	17.78%
2022	0	*	14.12	6		1.78%	(15.82)%
2021	1		16.78	15		0.92%	14.25%
Putnam VT High Yield Fund, Class IA
2025	1		33.56	22		8.78%	8.86%
2024	1		30.83	41		5.51%	8.19%
2023	3		28.49	90		5.34%	12.29%
2022	4		25.37	93		5.58%	(11.37)%
2021	5		28.63	134		6.92%	5.20%
Putnam VT Income Fund, Class IB
2025	9		11.89	106		4.58%	7.25%
2024	32		11.08	357		3.74%	2.32%
2023	22		10.83	234		5.63%	4.69%
2022	6		10.35	66		5.48%	(13.81)%
2021	6		12.00	66		1.54%	(4.59)%
Putnam VT International Value Fund, Class IA
2025	64		24.09	1,543		1.35%	35.07%
2024	63		17.84	1,128		2.67%	5.44%
2023	68		16.92	1,155		1.51%	19.08%
2022	59		14.21	840		2.24%	(6.70)%
2021	39		15.22	595		1.26%	15.28%

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	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Putnam VT Large Cap Growth Fund, Class IA
2025	13		$50.94	$637		0.00%	14.58%
2024	12		44.46	528		0.08%	33.71%
2023	12		33.25	394		0.00%	44.89%
2022	10		22.95	240		0.00%	(30.36)%
2021	31		32.96	1,016		0.00%	23.00%
Putnam VT Large Cap Value Fund, Class IA
2025	32		94.42	3,050		1.66%	20.66%
2024	32		78.25	2,533		1.28%	19.46%
2023	30		65.51	1,958		2.21%	15.92%
2022	28		56.51	1,558		1.72%	(2.87)%
2021	19		58.18	1,100		1.28%	27.62%
Putnam VT Research Fund, Class IA
2025	0	*	39.75	0	*	0.00%	18.16%
2024	0	*	33.64	0	*	0.57%	26.61%
2023	0	*	26.57	0	*	0.00%	29.21%
2022	30		20.56	627		0.81%	(17.10)%
2021	27		24.80	658		0.30%	24.46%
Putnam VT Small Cap Value Fund, Class IA
2025	0	*	22.99	1		0.95%	5.46%
2024	0	*	21.80	2		1.36%	6.48%
2023	0	*	20.48	4		0.37%	24.13%
2022	0	*	16.50	6		0.38%	(12.80)%
2021	-		18.92	5		0.87%	40.23%
Putnam VT Sustainable Future Fund, Class IA
2025	2		72.74	168		0.43%	2.87%
2024	2		70.71	155		0.00%	15.23%
2023	4		61.37	267		0.00%	28.83%
2022	4		47.64	202		0.00%	(33.85)%
2021	4		72.01	285		0.00%	6.33%
Royce Capital Fund Small-Cap Portfolio, Service Class
2025	3		32.66	89		1.85%	8.73%
2024	3		30.04	83		1.00%	3.26%
2023	3		29.09	83		0.70%	25.53%
2022	3		23.17	67		0.08%	(9.41)%
2021	3		25.58	76		1.07%	28.44%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2025	105		43.01	4,536		0.00%	18.43%
2024	130		36.31	4,705		0.00%	35.17%
2023	123		26.87	3,298		0.00%	48.96%
2022	113		18.04	2,032		0.00%	(38.66)%
2021	128		29.40	3,776		0.00%	17.33%

115

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
VanEck VIP Emerging Markets Fund, Initial Class
2025	1		$59.89	$56		0.73%	29.92%
2024	1		46.10	44		1.68%	1.21%
2023	1		45.55	44		3.59%	9.77%
2022	1		41.49	41		0.28%	(24.37)%
2021	1		54.87	55		0.93%	(11.87)%
VanEck VIP Global Resources Fund, Initial Class
2025	22		88.19	1,906		2.57%	36.48%
2024	24		64.61	1,539		2.58%	(2.83)%
2023	23		66.50	1,524		2.90%	(3.58)%
2022	19		68.97	1,340		1.60%	8.39%
2021	22		63.63	1,381		0.36%	18.92%
Vanguard VIF Global Bond Index Portfolio
2025	33		10.05	332		3.95%	5.69%
2024	76		9.51	721		2.72%	2.03%
2023	86		9.32	799		1.84%	6.52%
2022	83		8.75	729		2.45%	(13.13)%
2021	81		10.07	819		0.00%	0.71%
Vanguard VIF Real Estate Index Portfolio
2025	0	*	11.82	4		4.74%	3.11%
2024	8		11.47	90		0.00%	14.42%
Vanguard VIF Total Bond Market Index Portfolio
2025	253		10.01	2,531		3.48%	6.94%
2024	251		9.36	2,347		2.51%	1.24%
2023	300		9.25	2,769		2.02%	5.58%
2022	188		8.76	1,643		2.09%	(13.21)%
2021	81		10.09	820		0.00%	0.91%
Victory RS Small Cap Growth Equity VIP Series, Class I
2025	-		-	-		0.64%	(3.92)%
2024	2		12.80	21		0.00%	11.82%
2023	0	*	11.44	0	*	0.00%	20.40%
2022	0	*	9.51	0	*	0.00%	(36.36)%
2021	1		14.94	12		0.00%	(10.43)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, and include changes in the value of the underlying mutual fund. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

116

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 16, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

117